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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the six months ended December 31, 2006. These four series have a June 30 fiscal year end.

Date of reporting period: December 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
39	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for the Evergreen Adjustable Rate Fund covering the six-month period ended December 31, 2006.

The domestic bond market delivered improved results in the final half of 2006. Fixed income investments recovered from the declines of the first half of the year — a slump that had been brought on by rising yields and falling bond prices. The anxieties that had weighed on the market earlier faded as oil prices began receding and the U.S. Federal Reserve Board (the “Fed”) paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance. The stabilization of these factors also led to very strong performance in both the equity and high-yield corporate bond markets during the final six months of 2006.

Throughout the year, the nation’s economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to

LETTER TO SHAREHOLDERS continued

hold short-term rates in check, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

In this environment, short-term yields held steady and longer-term yields drifted lower during the six months. As a consequence, the yield curve — which reflects the difference between yields of short-term and long-term securities — flattened, and at times, inverted. Given this development, investors in government securities and investment-grade corporate debt found little benefit in extending duration. Shorter-term fixed income portfolios tended to outperform strategies emphasizing longer-maturity bonds. Against this favorable backdrop, managers of Evergreen’s shorter-maturity bond funds pursued their funds’ basic disciplines. The team managing Evergreen Adjustable Rate Fund, for example, focused on AAA-rated adjustable rate mortgages, while the managers of Evergreen Institutional Enhanced Income Fund pursued a strategy designed to generate a higher yield than that of a money market fund with only minimal price variability. Managers of Evergreen Ultra Short Opportunities Fund emphasized short maturity corporate bonds and mortgage securities, while the portfolio managers of Evergreen Limited Duration Fund maintained a portfolio of investments in shorter-maturity securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-range goals.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

  Effective April 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo

• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

6-month return with
sales charge	-0.51%	-2.54%	1.46%	N/A	N/A

6-month return w/o
sales charge	2.83%	2.46%	2.46%	2.97%	2.84%

Average annual return*

1-year with sales charge	1.07%	-1.29%	2.71%	N/A	N/A

1-year w/o sales charge	4.45%	3.71%	3.71%	4.74%	4.48%

5-year	2.18%	1.76%	2.11%	3.13%	2.88%

10-year	4.24%	4.10%	4.10%	4.78%	4.52%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,028.32	$ 5.73
Class B	$ 1,000.00	$ 1,024.56	$ 9.49
Class C	$ 1,000.00	$ 1,024.56	$ 9.49
Class I	$ 1,000.00	$ 1,029.71	$ 4.40
Class IS	$ 1,000.00	$ 1,028.42	$ 5.62
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.56	$ 5.70
Class B	$ 1,000.00	$ 1,015.83	$ 9.45
Class C	$ 1,000.00	$ 1,015.83	$ 9.45
Class I	$ 1,000.00	$ 1,020.87	$ 4.38
Class IS	$ 1,000.00	$ 1,019.66	$ 5.60

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.12% for Class A, 1.86% for Class B, 1.86% for Class C, 0.86% for Class I and 1.10% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,					Year Ended
	2006						September 30,
CLASS A	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Income from investment operations
Net investment income (loss)	0.18	0.29[2]	0.20[2]	0.15[2]	0.28	0.32[2]	0.54[2]
Net realized and unrealized gains
or losses on investments	0.08	(0.05)	0	(0.03)	0.02	0.02	0.24

Total from investment operations	0.26	0.24	0.20	0.12	0.30	0.34	0.78

Distributions to shareholders from
Net investment income	(0.20)	(0.31)	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)
Tax basis return of capital	0	(0.04)[3]	0	0	0	0	0

Total distributions to shareholders	(0.20)	(0.35)	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)

Net asset value, end of period	$ 9.29	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68

Total return[4]	2.83%	2.61%	2.14%	1.22%	3.11%	3.62%	8.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$351,344	$486,223	$826,622	$1,301,464	$2,102,065	$742,779	$190,055
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[5]	1.12%[6]	0.91%	0.71%	0.70%	0.68%	0.64%[6]	0.69%
Expenses excluding waivers/reimbursements
and expense reductions[5]	1.15%[6]	0.93%	0.75%	0.71%	0.69%	0.64%[6]	0.69%
Expenses including waivers/reimbursements
but excluding expense reductions and
interest and fee expense	0.71%[6]	0.73%	0.69%	0.70%	0.68%	0.64%[6]	0.69%
Interest and fee expense[7]	0.41%[6]	0.18%	0.02%	0%	0%	0%[6]	0%
Net investment income (loss)	3.92%[6]	3.13%	2.16%	1.62%	2.42%	4.43%[6]	5.70%
Portfolio turnover rate	13%	16%	16%	32%	14%	3%	13%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Tax basis return of capital per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The expense ratio includes interest and fee expense.

6 Annualized

7 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,					Year Ended
	2006						September 30,
CLASS B	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Income from investment operations
Net investment income (loss)	0.15	0.23[2]	0.14[2]	0.09[2]	0.19	0.26[2]	0.44[2]
Net realized and unrealized gains
or losses on investments	0.08	(0.06)	(0.01)	(0.04)	0.03	0.03	0.27

Total from investment operations	0.23	0.17	0.13	0.05	0.22	0.29	0.71

Distributions to shareholders from
Net investment income	(0.17)	(0.24)	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)
Tax basis return of capital	0	(0.04)[3]	0	0	0	0	0

Total distributions to shareholders	(0.17)	(0.28)	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)

Net asset value, end of period	$ 9.29	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68

Total return[4]	2.46%	1.90%	1.43%	0.52%	2.34%	3.04%	7.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$344,595	$401,063	$563,993	$743,172	$945,625	$547,224	$173,276
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[5]	1.86%[6]	1.63%	1.45%	1.41%	1.43%	1.45%[6]	1.49%
Expenses excluding waivers/reimbursements
and expense reductions[5]	1.86%[6]	1.64%	1.45%	1.41%	1.43%	1.45%[6]	1.49%
Expenses including waivers/reimbursements
but excluding expense reductions and
interest and fee expense	1.45%[6]	1.45%	1.43%	1.41%	1.43%	1.45%[6]	1.49%
Interest and fee expense[7]	0.41%[6]	0.18%	0.02%	0%	0%	0%[6]	0%
Net investment income (loss)	3.20%[6]	2.45%	1.44%	0.91%	1.71%	3.63%[6]	4.61%
Portfolio turnover rate	13%	16%	16%	32%	14%	3%	13%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Tax basis return of capital per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The expense ratio includes interest and fee expense.

6 Annualized

7 Interest and fee expense ratio relates to interest and fees associated with leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,					Year Ended
	2006						September 30,
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Income from investment operations
Net investment income (loss)	0.15[2]	0.23[2]	0.13[2]	0.09[2]	0.19	0.26[2]	0.41[2]
Net realized and unrealized gains
or losses on investments	0.08	(0.06)	0	(0.04)	0.03	0.03	0.30

Total from investment operations	0.23	0.17	0.13	0.05	0.22	0.29	0.71

Distributions to shareholders from
Net investment income	(0.17)	(0.24)	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)
Tax basis return of capital	0	(0.04)[3]	0	0	0	0	0

Total distributions to shareholders	(0.17)	(0.28)	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)

Net asset value, end of period	$ 9.29	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68

Total return[4]	2.46%	1.90%	1.43%	0.52%	2.34%	3.04%	7.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$599,120	$736,772	$1,247,703	$1,966,006	$2,824,812	$1,510,835	$348,002
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[5]	1.86%[6]	1.62%	1.45%	1.41%	1.43%	1.45%[6]	1.48%
Expenses excluding waivers/reimbursements
and expense reductions[5]	1.86%[6]	1.63%	1.45%	1.41%	1.43%	1.45%[6]	1.48%
Expenses including waivers/reimbursements
but excluding expense reductions and
interest and fee expense	1.45%[6]	1.44%	1.43%	1.41%	1.43%	1.45%[6]	1.48%
Interest and fee expense[7]	0.41%[6]	0.18%	0.02%	0%	0%	0%[6]	0%
Net investment income (loss)	3.20%[6]	2.43%	1.42%	0.91%	1.70%	3.60%[6]	4.40%
Portfolio turnover rate	13%	16%	16%	32%	14%	3%	13%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Tax basis return of capital per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The expense ratio includes interest and fee expense.

6 Annualized

7 Interest and fee expense ratio relates to interest and fees associated with leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,					Year Ended
	2006						September 30,
CLASS I	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Income from investment operations
Net investment income (loss)	0.20	0.32[2]	0.23[2]	0.18[2]	0.33	0.33[2]	0.59[2]
Net realized and unrealized gains
or losses on investments	0.07	(0.05)	0	(0.04)	(0.01)[3]	0.03	0.21

Total from investment operations	0.27	0.27	0.23	0.14	0.32	0.36	0.80

Distributions to shareholders from
Net investment income	(0.21)	(0.34)	(0.34)	(0.32)	(0.37)	(0.36)	(0.64)
Tax basis return of capital	0	(0.04)[4]	0	0	0	0	0

Total distributions to shareholders	(0.21)	(0.38)	(0.34)	(0.32)	(0.37)	(0.36)	(0.64)

Net asset value, end of period	$ 9.29	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68

Total return	2.97%	2.92%	2.45%	1.53%	3.36%	3.81%	8.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,443,021	$1,548,974	$1,950,844	$2,722,219	$2,732,661	$419,486	$140,979
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[5]	0.86%[6]	0.63%	0.45%	0.41%	0.44%	0.45%[6]	0.50%
Expenses excluding waivers/reimbursements
and expense reductions[5]	0.86%[6]	0.64%	0.45%	0.41%	0.44%	0.45%[6]	0.50%
Expenses including waivers/reimbursements
but excluding expense reductions and
interest and fee expense	0.45%[6]	0.45%	0.43%	0.41%	0.44%	0.45%[6]	0.50%
Interest and fee expense[7]	0.41%[6]	0.18%	0.02%	0%	0%	0%[6]	0%
Net investment income (loss)	4.20%[6]	3.46%	2.43%	1.91%	2.65%	4.63%[6]	6.17%
Portfolio turnover rate	13%	16%	16%	32%	14%	3%	13%

[1] For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.
[4] Tax basis return of capital per share is based on average shares outstanding during the period.
[5] The expense ratio includes interest and fee expense.
[6] Annualized
[7] Interest and fee expense ratio relates to interest and fees associated with leverage transactions.
See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,					Year Ended
	2006						September 30,
CLASS IS	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Income from investment operations
Net investment income (loss)	0.18[2]	0.29[2]	0.20[2]	0.16[2]	0.29	0.31[2]	0.55[2]
Net realized and unrealized gains
or losses on investments	0.08	(0.05)	0	(0.04)	0.01	0.03	0.23

Total from investment operations	0.26	0.24	0.20	0.12	0.30	0.34	0.78

Distributions to shareholders from
Net investment income	(0.20)	(0.31)	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)
Tax basis return of capital	0	(0.04)[3]	0	0	0	0	0

Total distributions to shareholders	(0.20)	(0.35)	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)

Net asset value, end of period	$ 9.29	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68

Total return	2.84%	2.66%	2.19%	1.27%	3.11%	3.62%	8.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$216,057	$305,389	$516,966	$762,534	$1,496,754	$589,143	$92,858
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[4]	1.10%[5]	0.86%	0.70%	0.66%	0.68%	0.70%[5]	0.75%
Expenses excluding waivers/reimbursements
and expense reductions[4]	1.10%[5]	0.87%	0.70%	0.66%	0.68%	0.70%[5]	0.75%
Expenses including waivers/reimbursements
but excluding expense reductions and
interest and fee expense	0.69%[5]	0.68%	0.68%	0.66%	0.68%	0.70%[5]	0.75%
Interest and fee expense[6]	0.41%[5]	0.18%	0.02%	0%	0%	0%[5]	0%
Net investment income (loss)	3.92%[5]	3.15%	2.17%	1.66%	2.47%	4.39%[5]	5.72%
Portfolio turnover rate	13%	16%	16%	32%	14%	3%	13%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Tax basis return of capital per share is based on average shares outstanding during the period.

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 11.1%
FIXED-RATE 2.0%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 G	$ 123,937	$ 123,256
Ser. 2106, Class ZD, 6.00%, 12/15/2028	9,949,877	10,177,876
Ser. 2403, Class KE, 6.50%, 01/15/2032	8,001,665	8,257,158
Ser. 2459, Class VM, 6.50%, 11/15/2014	1,726,374	1,762,905
Ser. 2480, Class EH, 6.00%, 11/15/2031	978,974	977,094
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	85,012	91,061
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	139,045	150,685
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	1,530,140	1,527,416
Ser. 1999-7, Class D, 6.00%, 03/18/2028	197,197	196,809
Ser. G93-1, Class K, 6.68%, 01/25/2023	3,009,009	3,031,937
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023	31,783,428	33,508,950

		59,805,147

FLOATING-RATE 9.1%
FHLMC:
Ser. 20, Class F, 5.98%, 10/25/2023	1,304,238	1,354,516
Ser. 21, Class F, 5.875%, 10/25/2023	1,136,202	1,183,433
Ser. 31, Class FA, 5.78%, 04/25/2024	587,072	611,847
Ser. 1380, Class FB, 3.86%, 10/15/2007	522,369	535,109
Ser. 1506, Class FD, 6.375%, 05/15/2008	62,698	63,185
Ser. 1513, Class AG, 3.74%, 05/15/2008	1,479,138	1,520,066
Ser. 1671, Class QA, 5.30%, 02/15/2024	590,190	611,820
Ser. 1686, Class FE, 5.45%, 02/15/2024	57,056	59,256
Ser. 1691, Class EA, 5.83%, 02/15/2024	1,012,126	1,034,352
Ser. 1698, Class FC, 3.69%, 03/15/2009	3,885,599	4,042,810
Ser. 1730, Class FA, 4.01%, 05/15/2024	1,540,981	1,569,165
Ser. 2314, Class FG, 5.75%, 06/15/2029	3,076,056	3,097,373
Ser. 2315, Class FW, 5.90%, 04/15/2027	911,900	945,531
Ser. 2322, Class FE, 5.80%, 08/15/2028	2,378,397	2,473,866
Ser. 2339, Class F, 5.85%, 06/15/2029	4,208,584	4,369,057
Ser. 2388, Class FG, 5.85%, 12/31/2031	2,354,929	2,444,487
Ser. 2389, Class FI, 6.10%, 06/15/2031	2,501,601	2,597,988
Ser. 2391, Class EF, 5.85%, 06/15/2031	1,072,115	1,112,877
Ser. 2395, Class FD, 5.95%, 05/15/2029	2,460,988	2,559,649
Ser. 2396, Class FM, 5.80%, 12/15/2031	606,302	629,681
Ser. 2418, Class FO, 6.25%, 02/15/2032	5,543,945	5,781,114
Ser. 2422, Class FC, 5.85%, 02/15/2032	3,734,155	3,876,315
Ser. 2425, Class FO, 6.25%, 03/15/2032	8,312,336	8,655,636
Ser. 2431, Class F, 5.85%, 03/15/2032	9,598,631	9,966,834
Ser. 2436, Class FA, 6.35%, 03/15/2032	1,294,034	1,331,043
Ser. 2461, Class FI, 5.85%, 04/15/2028	1,337,353	1,389,081
Ser. 2464, Class FE, 6.35%, 03/15/2032	1,751,417	1,798,051
Ser. 2466, Class FV, 5.90%, 03/15/2032	1,940,604	2,017,374
Ser. 2470, Class FB, 5.80%, 04/15/2027	2,979,510	3,097,409

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2475, Class FD, 5.90%, 06/15/2031	$ 4,259,539	$ 4,430,176
Ser. 2481, Class FC, 6.35%, 05/15/2031	2,466,388	2,532,880
Ser. 2481, Class FE, 6.35%, 03/15/2032	3,962,070	4,072,017
Ser. 2526, Class FM, 5.75%, 05/15/2029	7,642,812	7,949,671
Ser. 2534, Class EF, 5.70%, 05/15/2022	5,023,264	5,215,555
Ser. 2534, Class FJ, 5.70%, 04/15/2022	3,660,864	3,801,075
Ser. 2547, Class FM, 5.90%, 01/15/2033	7,727,662	8,026,954
Ser. 2631, Class FC, 5.75%, 06/15/2033	5,625,403	5,846,257
FNMA:
Ser. 1992-39, Class FA, 4.53%, 03/25/2022	1,011,553	1,050,730
Ser. 1992-45, Class F, 4.53%, 04/25/2022	235,192	243,857
Ser. 1992-187, Class FA, 5.15%, 10/25/2007	69,390	71,929
Ser. 1993-62, Class FA, 5.55%, 04/25/2023	1,712,206	1,778,400
Ser. 1993-113, Class FA, 3.91%, 07/25/2023	938,577	976,871
Ser. 1993-165, Class FE, 6.53%, 09/25/2023	3,058,228	3,176,062
Ser. 1993-170, Class FC, 5.20%, 09/25/2008	72,920	75,592
Ser. 1993-197, Class FB, 5.20%, 10/25/2008	98,392	97,744
Ser. 1993-229, Class FB, 5.30%, 12/25/2008	296,288	307,707
Ser. 1993-247, Class FO, 5.40%, 12/25/2023	477,838	495,308
Ser. 1994-14, Class F, 5.95%, 10/25/2023	1,875,018	1,958,756
Ser. 1994-33, Class FA, 5.35%, 03/25/2009	731,449	759,617
Ser. 1994-33, Class FD, 5.35%, 03/25/2009	356,385	369,532
Ser. 1994-55, Class F, 3.81%, 12/25/2023	400,276	414,081
Ser. 1994-61, Class FB, 6.875%, 04/25/2024	993,017	1,028,294
Ser. 1994-80, Class F, 5.20%, 02/25/2009	545,520	566,560
Ser. 1997-43, Class FM, 5.875%, 07/18/2027	1,464,290	1,520,812
Ser. 1998-T2, Class A5, 6.83%, 01/25/2032	5,580,429	5,784,952
Ser. 1999-51, Class FJ, 5.95%, 10/25/2029	2,532,895	2,633,121
Ser. 2000-45, Class FA, 5.90%, 12/08/2030	3,616,011	3,740,329
Ser. 2000-45, Class FB, 5.90%, 12/18/2030	2,169,606	2,249,122
Ser. 2001-32, Class FA, 5.90%, 07/25/2031	5,442,591	5,644,239
Ser. 2001-38, Class FB, 5.85%, 08/25/2031	651,768	676,568
Ser. 2001-46, Class F, 5.75%, 09/18/2031	4,159,513	4,317,783
Ser. 2001-59, Class F, 5.95%, 11/25/2031	5,286,379	5,498,416
Ser. 2001-62, Class FK, 5.85%, 07/25/2028	337,318	350,861
Ser. 2001-63, Class FD, 5.95%, 12/18/2031	1,462,447	1,516,324
Ser. 2001-69, Class FA, 5.95%, 07/25/2031	2,587,985	2,687,985
Ser. 2001-71, Class FS, 5.95%, 11/25/2031	1,977,818	2,051,136
Ser. 2001-81, Class F, 5.90%, 01/25/2032	1,055,616	1,095,423
Ser. 2001-81, Class FC, 6.00%, 01/18/2032	1,345,313	1,399,354
Ser. 2001-81, Class FL, 6.00%, 01/18/2032	2,795,761	2,903,342
Ser. 2002-4, Class FD, 5.90%, 02/25/2032	4,117,017	4,287,873
Ser. 2002-5, Class FD, 6.25%, 02/25/2032	1,969,965	2,049,276
Ser. 2002-13, Class FE, 6.25%, 02/27/2031	2,964,161	3,088,448
Ser. 2002-20, Class FK, 5.95%, 04/25/2032	5,137,716	5,343,636

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

		Principal
		Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-34, Class FA, 5.85%, 05/18/2032		$ 3,217,738	$ 3,341,943
Ser. 2002-37, Class F, 6.15%, 11/25/2031		4,112,196	4,295,970
Ser. 2002-52, Class FG, 5.85%, 09/25/2032		14,210,967	14,756,953
Ser. 2002-64, Class FJ, 6.35%, 04/25/2032		5,491,263	5,720,139
Ser. 2002-77, Class TF, 6.35%, 12/18/2032		7,498,468	7,719,046
Ser. 2002-92, Class FB, 6.00%, 04/25/2030		2,359,085	2,446,442
Ser. 2002-95, Class FK, 5.85%, 01/25/2033		7,426,196	7,725,175
Ser. 2003-1, Class FI, 5.65%, 09/25/2023		1,670,014	1,734,042
Ser. 2003-102, Class FT, 5.75%, 10/25/2033		2,958,238	3,078,579
Ser. 2003-119, Class FE, 6.35%, 06/25/2027		14,854,276	15,396,011
Ser. 2003-W8, Class 3F2, 5.70%, 05/25/2042		1,534,601	1,592,471
Ser. 2004-17, Class FT, 5.75%, 04/25/2034		8,998,713	9,329,055
Ser. G92-6, Class F, 4.21%, 08/25/2021		215,163	223,126
Ser. G92-20, Class FB, 4.53%, 04/25/2022		1,139,972	1,182,185
Ser. G93-19, Class FD, 3.91%, 04/25/2023		2,840,872	2,945,701
GNMA, Ser. 2002-66, Class DS IIFRN, Pro-rata Principal STRIPS, 33.00%,
07/16/2031		373,760	702,078

			267,002,466

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $320,154,653)			326,807,613

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES	81.4%
FIXED-RATE 2.9%
FHLMC:
5.50%, 01/01/2007 - 10/01/2035		3,701,657	3,699,248
6.50%, 04/01/2018 - 09/01/2032		10,722,475	10,996,675
7.00%, 11/01/2012 - 09/01/2035		8,374,484	8,684,707
7.50%, 01/01/2016 - 06/01/2016		325,344	338,227
8.50%, 05/01/2020 - 03/01/2023		678,818	727,470
9.75%, 03/01/2016		23,808	24,012
FNMA:
6.50%, 08/01/2013 - 09/01/2032		15,494,970	16,077,551
7.00%, 12/01/2007 - 07/01/2033		5,487,034	5,647,782
7.50%, 11/01/2017 - 01/01/2036		18,121,602	18,927,149
8.00%, 12/01/2026 - 05/01/2033		1,320,921	1,380,151
8.50%, 04/01/2026 - 06/01/2030		381,470	402,593
8.95%, 02/01/2032		317,682	350,591
9.00%, 05/01/2021 - 07/01/2030		365,762	395,189
9.50%, 08/01/2021 - 12/01/2024		506,263	551,422
10.00%, 01/01/2021		211,299	233,924
10.50%, 11/01/2019		86,183	92,418
10.75%, 10/01/2012		16,385	17,054
11.00%, 01/01/2016 - 01/01/2018		49,342	54,556
12.50%, 07/15/2015		147,592	163,115

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
5.625%, 01/20/2019	$ 47,591	$ 48,123
6.50%, 06/20/2034 - 08/20/2034	12,609,962	12,950,332
6.75%, 02/15/2029	164,181	169,626
7.00%, 07/20/2034	436,749	452,412
7.50%, 02/20/2023 - 11/20/2023	41,937	43,558
7.89%, 10/20/2022	1,494,968	1,583,824
8.375%, 10/15/2020	1,840,004	1,931,563
9.00%, 05/15/2016 - 01/20/2025	394,110	433,481

		86,376,753

FLOATING-RATE 78.5%
FHLMC:
4.77%, 06/01/2019	1,250,781	1,262,251
4.79%, 01/01/2032	21,662	22,401
4.80%, 11/01/2033	4,138,463	4,173,642
4.81%, 12/01/2032	18,379,175	18,923,383
4.92%, 01/01/2017	9,599	9,639
4.93%, 04/01/2020	89,140	92,074
4.95%, 09/01/2016	504,845	514,622
4.98%, 09/01/2026 - 10/01/2034 µ	24,884,982	25,014,767
5.01%, 11/01/2034	37,074,962	37,381,572
5.05%, 12/01/2033	12,584,463	13,050,339
5.06%, 06/01/2020	982,055	1,017,891
5.07%, 10/01/2035	3,845,850	3,866,349
5.09%, 12/01/2018	98,162	98,255
5.10%, 08/01/2018	2,043	2,118
5.14%, 08/01/2018	8,722	8,732
5.17%, 01/01/2018	20,934	20,904
5.19%, 10/01/2032	2,653,173	2,689,954
5.21%, 02/01/2018	49,234	49,997
5.25%, 01/01/2017	25,059	26,026
5.27%, 12/01/2033	17,588,878	18,076,793
5.28%, 07/01/2017	329,160	329,873
5.30%, 03/01/2033 µ	26,066,316	26,407,003
5.31%, 01/01/2022	141,629	141,776
5.32%, 03/01/2018	103,603	103,909
5.375%, 12/01/2017 - 05/01/2019	269,741	269,914
5.39%, 06/01/2017 - 05/01/2020	68,264	70,928
5.43%, 01/01/2030 - 07/01/2030	406,332	407,255
5.44%, 05/01/2017 - 01/01/2026	71,886	72,189
5.45%, 10/01/2018	89,244	92,526
5.48%, 10/01/2030	74,539	75,060
5.49%, 01/01/2019	3,337	3,374
5.51%, 04/01/2032	424,719	435,380
5.52%, 06/01/2031	9,933,212	10,216,408
5.53%, 09/01/2016 - 03/01/2019	497,737	498,532

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.54%, 03/01/2031	$ 9,197,767	$ 9,564,942
5.55%, 10/01/2033	5,863,993	6,032,289
5.56%, 08/01/2018 - 01/01/2030	200,036	206,781
5.57%, 06/01/2033	4,108,022	4,222,307
5.60%, 10/01/2018	301,543	312,573
5.61%, 06/01/2029 - 09/01/2030	2,523,093	2,629,299
5.625%, 06/01/2018	46,339	46,670
5.63%, 06/01/2016 - 02/01/2037	10,370,384	10,537,476
5.64%, 07/01/2019 - 06/01/2030	8,387,643	8,494,649
5.65%, 05/01/2029	654,358	659,128
5.66%, 10/01/2032	3,371,059	3,543,118
5.67%, 06/01/2022	8,518	8,864
5.69%, 03/01/2018 - 01/01/2020	266,524	270,853
5.70%, 07/01/2029	91,679	91,717
5.71%, 01/01/2020	80,442	80,507
5.75%, 09/01/2015 - 04/01/2017	35,430	35,806
5.76%, 12/01/2017	9,305	9,357
5.77%, 11/01/2020 - 10/01/2032	17,561,118	18,237,865
5.78%, 08/01/2018	4,558	4,726
5.79%, 12/01/2018 - 06/01/2019	566,430	578,556
5.81%, 04/01/2019	60,235	60,540
5.84%, 06/01/2021 - 01/01/2024	1,027,322	1,037,805
5.85%, 02/01/2027	258,590	263,072
5.86%, 05/01/2020 - 08/01/2029	99,752	100,870
5.88%, 07/01/2031	832,396	856,652
5.89%, 03/01/2025 - 05/01/2031	8,829,875	9,321,819
5.92%, 08/01/2031	826,971	856,882
5.94%, 05/01/2033	5,726,583	5,931,538
5.95%, 05/01/2031	533,573	549,436
5.96%, 01/01/2027	305,512	311,057
5.98%, 08/01/2025 - 02/01/2027	3,491,440	3,573,801
5.99%, 04/01/2025	4,349,554	4,551,547
6.00%, 07/01/2018 - 10/01/2019	108,618	109,956
6.02%, 12/01/2032 µ	24,203,381	25,138,358
6.05%, 11/01/2024	430,497	438,319
6.06%, 08/01/2030	1,265,087	1,311,680
6.09%, 11/01/2024	9,159,285	9,432,141
6.11%, 12/01/2017 - 02/01/2018	263,084	266,358
6.12%, 02/01/2026	1,436,921	1,474,726
6.14%, 06/01/2020	5,322	5,365
6.17%, 05/01/2027 - 08/01/2027	319,567	328,016
6.18%, 09/01/2030 - 05/01/2031	331,311	345,763
6.22%, 05/01/2028	1,638,971	1,696,449
6.24%, 11/01/2029	1,067,450	1,115,709
6.29%, 05/01/2019	20,244	21,040
6.30%, 08/01/2029	1,415,081	1,471,373

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.31%, 02/01/2029	$ 682,614	$ 693,029
6.33%, 09/01/2031	1,692,949	1,758,128
6.35%, 05/01/2031	1,683,265	1,748,488
6.36%, 05/01/2022	13,905	14,091
6.38%, 07/01/2019	4,157	4,317
6.40%, 05/01/2032	1,166,640	1,205,699
6.41%, 07/01/2018	911,893	948,652
6.43%, 07/01/2028	674,293	693,031
6.51%, 05/01/2027	738,012	757,178
6.52%, 09/01/2030	329,946	336,136
6.55%, 08/01/2029	663,208	693,046
6.57%, 05/01/2026 - 10/01/2029	1,421,651	1,452,489
6.58%, 07/01/2028 - 04/01/2032	2,264,836	2,331,332
6.59%, 01/01/2024	9,352	9,548
6.60%, 06/01/2024 - 10/01/2025	96,492	100,108
6.65%, 08/01/2027	32,845	33,796
6.67%, 10/01/2024	828,363	865,283
6.68%, 01/01/2029	96,870	98,370
6.71%, 08/01/2029 - 10/01/2037	2,461,425	2,493,633
6.73%, 06/01/2028	1,373,958	1,400,698
6.74%, 07/01/2025 - 07/01/2030	251,694	259,406
6.75%, 07/01/2031 - 08/01/2033	6,163,697	6,324,815
6.77%, 05/01/2025	117,725	122,281
6.78%, 04/01/2024 - 03/01/2032	71,745	72,475
6.79%, 07/01/2023 - 06/01/2030	701,334	722,944
6.80%, 10/01/2025 - 11/01/2031	1,010,485	1,055,959
6.82%, 06/01/2022	180,935	185,981
6.85%, 02/01/2021	116,153	121,428
6.88%, 01/01/2031	2,837,201	2,962,804
6.91%, 05/01/2024 - 02/01/2030	501,020	517,468
6.93%, 10/01/2030	104,506	108,553
6.96%, 04/01/2023	574,305	601,894
6.97%, 08/01/2027	5,426,168	5,587,488
7.00%, 04/01/2018 - 06/01/2030	2,426,988	2,509,288
7.02%, 03/01/2020 - 01/01/2030	787,596	806,849
7.03%, 06/01/2025 - 10/01/2033 µ	29,594,466	30,870,623
7.08%, 06/01/2032	242,294	251,499
7.09%, 01/01/2023	187,664	188,829
7.10%, 03/01/2030 - 07/01/2031 µ	56,640,641	59,777,356
7.11%, 07/01/2028 - 10/01/2031	6,009,919	6,237,804
7.12%, 10/01/2030 - 07/01/2031	13,798,943	14,327,994
7.125%, 11/01/2022	21,432	22,115
7.14%, 01/01/2031	2,575,128	2,691,112
7.15%, 04/01/2030	265,082	277,045
7.16%, 06/01/2031	128,117	129,093
7.17%, 03/01/2030	1,206,560	1,260,879

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

		Principal
		Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES	continued
FLOATING-RATE continued
FHLMC:
7.18%, 04/01/2029 - 12/01/2031		$ 1,534,811	$ 1,581,702
7.19%, 07/01/2024		82,996	85,111
7.21%, 02/01/2023		1,240,239	1,296,087
7.22%, 12/01/2032		86,154	89,380
7.23%, 08/01/2032		1,795,090	1,862,783
7.25%, 10/01/2023 - 12/01/2030		4,885,111	5,162,485
7.26%, 08/01/2030		27,072,354	28,441,133
7.28%, 12/01/2027 - 01/01/2030		6,712,082	7,024,630
7.29%, 11/01/2031		1,796,454	1,876,738
7.30%, 07/01/2024 - 12/01/2031		3,124,238	3,236,442
7.32%, 06/01/2030		2,164,568	2,262,082
7.33%, 09/01/2031		852,995	888,864
7.34%, 01/01/2028 - 09/01/2032		3,302,052	3,427,123
7.35%, 11/01/2026		1,341,857	1,368,954
7.37%, 04/01/2020 - 10/01/2032		752,621	782,463
7.375%, 05/01/2028		1,379,358	1,413,980
7.40%, 11/01/2031 - 11/01/2032		4,096,427	4,196,269
7.41%, 11/01/2023 - 06/01/2030		779,086	800,800
7.42%, 06/01/2026		5,016,247	5,181,031
7.43%, 11/01/2018		70,426	73,573
7.45%, 04/01/2030		71,326	72,809
7.65%, 03/25/2036		69,744,968	71,960,766
7.67%, 05/01/2023		140,245	142,739
7.70%, 02/01/2024		62,160	63,299
7.76%, 03/25/2036		152,530,430	159,125,846
FNMA:
3.73%, 01/01/2017		5,180	5,216
3.91%, 07/01/2033		1,612,789	1,583,049
4.21%, 03/01/2019		5,761,554	5,865,723
4.22%, 01/01/2018 - 10/01/2018		6,931,361	7,175,764
4.25%, 07/01/2020		5,565,576	5,622,345
4.50%, 05/01/2034 - 04/01/2035		16,182,434	16,267,438
4.54%, 04/01/2033		4,360,360	4,485,415
4.57%, 04/01/2033		4,681,821	4,813,989
4.58%, 09/01/2018		43,885	44,369
4.62%, 06/01/2033		3,147,451	3,205,049
4.69%, 01/01/2033		2,752,612	2,862,413
4.73%, 01/01/2035		734,555	719,791
4.74%, 01/01/2034 - 02/24/2035		6,441,249	6,681,315
4.75%, 02/01/2017 - 01/01/2018		4,100,642	4,257,658
4.78%, 05/01/2017		395,170	398,343
4.80%, 05/01/2018		5,110	4,983
4.82%, 09/01/2034		28,253,008	29,203,722
4.83%, 10/01/2032 - 02/01/2033		14,525,731	14,699,834
4.85%, 10/01/2017 - 06/01/2025		153,283	156,506
4.875%, 01/01/2017 - 01/01/2023		363,631	363,881

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.90%, 01/01/2033	$ 5,720,252	$ 5,764,210
4.91%, 06/01/2018	153,134	153,511
4.94%, 04/01/2020	69,992	72,562
4.96%, 06/01/2033	1,287,849	1,274,971
4.98%, 07/01/2035	13,404,779	13,776,896
5.00%, 06/01/2017 - 08/01/2017	128,497	129,188
5.02%, 05/01/2033	15,504,069	15,630,573
5.03%, 03/01/2034	32,581,763	33,836,487
5.04%, 01/01/2018 - 11/01/2033	3,880,979	3,943,420
5.05%, 05/01/2019 - 01/01/2023	110,107	112,151
5.06%, 10/01/2017 - 10/01/2032	3,880,374	4,054,981
5.07%, 12/01/2032	5,515,811	5,592,447
5.08%, 01/01/2029	179,605	182,614
5.10%, 03/01/2017 - 10/01/2035	10,514,170	10,786,978
5.12%, 11/01/2033	10,781,822	11,177,623
5.125%, 07/01/2017 - 11/01/2033	3,156,132	3,282,250
5.13%, 11/01/2017 - 11/01/2028	1,682,033	1,702,948
5.14%, 02/01/2029 - 09/01/2032	1,733,154	1,761,050
5.15%, 04/01/2033	7,990,676	8,237,920
5.18%, 04/01/2018 - 09/01/2032	3,332,824	3,378,208
5.21%, 11/01/2023	30,126	31,227
5.22%, 06/01/2028 - 04/01/2033	1,667,184	1,663,229
5.25%, 07/01/2015 - 01/01/2029	2,694,403	2,760,014
5.26%, 01/01/2033	640,632	671,447
5.27%, 12/01/2016	15,250	15,194
5.28%, 06/01/2019 - 05/01/2028	466,965	470,394
5.30%, 11/01/2014	28,214	29,475
5.31%, 04/01/2018 - 11/01/2032	1,060,905	1,057,494
5.33%, 02/01/2018	42,182	43,726
5.375%, 05/01/2017 - 11/01/2017	142,888	143,068
5.39%, 02/01/2035	7,811,322	8,099,092
5.42%, 03/01/2014	2,714	2,691
5.43%, 03/01/2018	5,669,768	5,761,845
5.44%, 09/01/2018 - 03/01/2032	2,278,412	2,355,131
5.45%, 03/01/2030	138,594	138,030
5.46%, 08/01/2032	340,547	339,331
5.47%, 12/01/2017	290,634	291,020
5.48%, 09/01/2032	9,222,036	9,332,592
5.50%, 06/01/2017 - 12/01/2017	13,525	13,544
5.52%, 10/01/2015 - 04/01/2021	313,341	314,131
5.53%, 10/01/2016 - 03/01/2033	10,181,878	10,275,882
5.54%, 11/01/2018	203,956	211,502
5.58%, 11/01/2024	44,861	45,980
5.59%, 09/01/2018	1,076,985	1,086,248
5.60%, 02/01/2017 - 04/01/2042	46,276,903	47,056,180
5.61%, 04/01/2019 - 02/01/2029	232,262	234,128

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.62%, 07/01/2028 - 05/01/2029	$ 561,248	$ 561,791
5.625%, 03/01/2021 - 03/01/2030	221,341	221,165
5.63%, 07/01/2016 - 04/01/2029	4,415,192	4,466,297
5.64%, 01/01/2019 - 03/01/2035	62,300,484	64,900,525
5.65%, 06/01/2018 - 08/01/2033	39,233,535	40,936,281
5.66%, 10/01/2024	95,547	96,406
5.67%, 02/01/2035	11,641,627	12,066,430
5.69%, 01/01/2019 - 02/01/2035	14,224,497	14,724,444
5.70%, 09/01/2031	712,746	718,612
5.72%, 04/01/2034	4,905,086	5,077,843
5.73%, 06/01/2022 - 08/01/2034	10,723,137	11,167,844
5.74%, 04/01/2018 - 10/01/2034	4,890,223	5,052,418
5.75%, 12/01/2016 - 06/01/2022	216,064	220,960
5.77%, 02/01/2037	2,454,613	2,512,062
5.78%, 09/01/2019	147,086	147,858
5.80%, 01/01/2021 - 11/01/2027	38,338	38,026
5.82%, 06/01/2023	1,274	1,288
5.83%, 12/01/2031 - 05/01/2032	3,551,315	3,577,741
5.84%, 04/01/2034	16,964,821	17,587,599
5.87%, 05/01/2018	21,283	22,123
5.875%, 01/01/2019	469,055	476,198
5.88%, 01/01/2021 - 08/01/2026	320,759	323,103
5.89%, 07/01/2032	826,290	856,152
5.91%, 09/01/2021 - 09/01/2032	3,147,675	3,247,763
5.92%, 06/01/2018 - 07/01/2019	21,858	22,370
5.96%, 03/01/2030 - 01/01/2036	30,494,637	31,843,545
5.97%, 10/01/2017	37,211	37,383
5.98%, 03/01/2018	12,019,393	12,149,322
5.99%, 09/01/2019 - 06/01/2032	6,835,469	7,059,114
6.00%, 09/01/2023 - 07/01/2032	1,994,187	2,066,494
6.02%, 11/01/2024	931,243	956,294
6.03%, 11/01/2027 - 05/01/2041	5,014,715	5,176,254
6.04%, 09/01/2017 - 03/01/2033	3,615,130	3,727,897
6.08%, 04/01/2032 - 10/01/2035	1,558,863	1,604,150
6.09%, 08/01/2026 - 05/01/2028	5,453,262	5,673,268
6.12%, 01/01/2019 - 01/01/2032	256,549	264,897
6.13%, 09/01/2031	1,654,884	1,717,736
6.14%, 04/01/2040	1,433,996	1,436,405
6.15%, 05/01/2019 - 06/01/2032	2,109,788	2,180,476
6.16%, 06/01/2032	201,188	207,142
6.17%, 06/01/2019	84,295	86,534
6.18%, 03/01/2033	153,723	155,550
6.19%, 08/01/2035	34,674,685	36,253,770
6.20%, 09/01/2032 - 01/01/2036	4,698,243	4,812,821
6.21%, 01/01/2031	2,820,768	2,866,746
6.22%, 11/01/2017 - 07/01/2028	37,213	38,033

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.23%, 03/01/2014 - 01/01/2041	$ 70,079,111	$ 72,566,889
6.24%, 12/01/2031 - 06/01/2034	3,006,851	3,059,252
6.25%, 07/01/2021	2,201,531	2,313,237
6.26%, 05/01/2025	2,176	2,237
6.27%, 11/01/2019	1,995	2,021
6.28%, 10/01/2032	595,288	622,070
6.29%, 09/01/2034	72,707,887	75,957,202
6.31%, 01/01/2021 - 12/01/2036	2,788,510	2,824,365
6.33%, 06/01/2019 - 05/01/2034	2,873,143	3,002,214
6.34%, 07/01/2021	1,167,911	1,203,953
6.35%, 06/01/2033	471,885	477,270
6.36%, 06/01/2028 - 12/01/2032	37,409,664	38,781,119
6.37%, 06/01/2019 - 02/01/2034	994,120	1,029,768
6.38%, 12/01/2031	986,557	989,083
6.40%, 03/01/2015 - 10/01/2024	2,564,703	2,649,614
6.41%, 12/01/2020	121,002	121,574
6.43%, 06/01/2021	408,820	415,044
6.44%, 06/01/2032 - 12/01/2039	1,387,295	1,407,249
6.46%, 04/01/2031	58,553	58,643
6.47%, 05/01/2017 - 08/01/2033	301,755	312,641
6.49%, 09/01/2033	1,312,154	1,361,623
6.50%, 02/01/2017 - 08/01/2031	2,091,645	2,103,383
6.52%, 02/01/2029 - 03/01/2033	9,877,305	10,447,711
6.53%, 09/01/2031 - 04/01/2032	1,632,864	1,659,001
6.54%, 01/01/2033	1,089,612	1,112,493
6.55%, 10/01/2018 - 02/01/2027	982,250	996,934
6.57%, 05/01/2025 - 06/01/2032	530,093	532,988
6.58%, 02/01/2027	173,620	175,733
6.60%, 09/01/2033	462,978	478,923
6.61%, 09/01/2017 - 06/01/2030	1,010,247	1,018,322
6.625%, 01/01/2022	263	267
6.63%, 03/01/2028	2,111,334	2,131,083
6.64%, 03/01/2032	81,183	80,983
6.65%, 05/01/2022 - 01/01/2032	1,777,781	1,850,421
6.67%, 02/01/2035	6,245,519	6,527,754
6.68%, 04/01/2034	17,299,429	18,064,704
6.69%, 11/01/2032	2,534,255	2,653,923
6.71%, 03/01/2026	154,635	157,633
6.72%, 09/01/2033	883,210	894,784
6.73%, 02/01/2035 - 06/01/2040 µ	19,550,568	20,418,391
6.74%, 12/01/2025 - 08/01/2032	8,719,716	8,821,327
6.75%, 12/01/2020 - 08/01/2033	28,281	29,102
6.76%, 11/01/2029	27,438	27,333
6.78%, 04/01/2019 - 04/01/2028	1,471,453	1,529,704
6.79%, 08/01/2031 - 08/01/2032	1,489,445	1,537,577
6.80%, 01/01/2020 - 01/01/2036	89,732,012	93,790,028

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.81%, 08/01/2025 - 12/01/2035	$149,051,584	$ 154,943,785
6.82%, 07/01/2018 - 05/01/2032	2,215,769	2,250,024
6.83%, 06/01/2022 - 08/01/2031	961,987	996,736
6.84%, 07/01/2026 - 09/01/2032	7,589,351	7,862,628
6.85%, 10/01/2032 - 07/01/2039	12,671,410	13,183,255
6.86%, 07/01/2020 - 05/01/2028	2,198,780	2,235,300
6.87%, 05/01/2027 - 12/01/2031	2,539,019	2,610,866
6.875%, 06/01/2025	14,497	14,748
6.88%, 08/01/2033	1,361,741	1,404,349
6.89%, 07/01/2032	24,615,456	25,345,796
6.90%, 02/01/2033	1,329,949	1,355,047
6.91%, 06/01/2027 - 04/01/2030	3,900,995	4,051,419
6.92%, 08/01/2027 - 04/01/2028	309,980	315,507
6.93%, 07/01/2030	248,522	261,075
6.95%, 11/01/2017 - 02/01/2033	4,139,262	4,226,558
6.97%, 07/01/2025 - 09/26/2035	21,617,764	22,426,378
6.98%, 12/01/2033	7,497,738	7,933,581
6.99%, 02/01/2032	10,223,555	10,748,739
7.00%, 01/01/2022 - 09/26/2035	11,033,357	11,502,335
7.02%, 08/01/2028 - 02/01/2035	27,418,605	28,800,826
7.03%, 12/01/2022 - 06/01/2027	62,662	64,366
7.04%, 07/01/2025	178,066	180,804
7.05%, 08/01/2032 - 04/01/2040	27,141,830	28,537,250
7.06%, 04/01/2034	22,281,841	23,300,343
7.07%, 04/01/2018 - 11/01/2039	8,033,999	8,291,145
7.08%, 12/01/2021 - 06/01/2027	844,807	858,459
7.09%, 07/01/2018	2,426,753	2,504,167
7.10%, 03/01/2023 - 12/01/2028	3,998,147	4,134,437
7.11%, 04/01/2030	518,491	539,360
7.12%, 05/01/2018 - 10/01/2024	917,833	950,926
7.125%, 01/01/2027 - 08/01/2027	808,738	812,455
7.13%, 10/01/2018 - 12/01/2023	813,212	830,440
7.14%, 02/01/2020	73,074	75,778
7.15%, 10/01/2009 - 07/01/2019	556,429	568,573
7.17%, 04/01/2024	97,560	99,004
7.18%, 12/01/2024 - 09/01/2033	1,520,329	1,569,186
7.19%, 10/01/2025 - 10/01/2031	796,118	817,368
7.22%, 01/01/2026 - 08/01/2031	240,224	242,791
7.24%, 07/01/2027 - 10/01/2029	968,564	980,295
7.25%, 10/01/2021 - 09/01/2024	88,330	91,964
7.27%, 04/01/2024 - 01/01/2032	1,233,915	1,284,918
7.28%, 02/01/2030	819,655	826,106
7.29%, 09/01/2033 - 08/01/2040	6,152,273	6,430,933
7.30%, 01/01/2028	83,702	87,315
7.31%, 07/01/2024 - 03/01/2032	359,050	372,098
7.32%, 05/01/2025	582,336	590,981

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.33%, 10/01/2024	$ 1,460,496	$ 1,522,450
7.34%, 07/01/2027 - 03/01/2033	3,732,929	3,862,815
7.35%, 07/01/2025	13,891	14,357
7.40%, 06/01/2032	290,807	293,260
7.42%, 09/01/2030 - 06/01/2033	222,859	227,791
7.43%, 02/01/2019 - 11/01/2024	540,006	549,245
7.47%, 01/01/2028 - 01/01/2032	380,195	387,869
7.50%, 08/01/2030	391,379	401,165
7.52%, 11/01/2024 - 03/01/2030	952,219	967,757
7.56%, 07/01/2033	440,119	465,123
7.60%, 03/01/2015 - 02/01/2028	114,434	116,279
7.62%, 01/01/2025	183,217	190,280
7.625%, 03/01/2024	8,664	8,651
7.64%, 07/01/2028	1,246,953	1,264,423
7.71%, 10/01/2028	778,435	789,541
7.72%, 10/01/2025	39,625	41,152
7.73%, 07/01/2020 - 04/01/2033	1,097,243	1,132,310
7.75%, 02/01/2024 - 01/01/2026	11,731	11,730
7.76%, 04/01/2034	14,020,538	14,437,789
7.78%, 09/01/2033	704,093	731,250
7.83%, 10/01/2025	41,356	43,473
7.86%, 01/01/2031	226,864	231,349
7.92%, 05/01/2033	992,798	1,024,465
7.94%, 06/01/2024	572	572
7.97%, 04/01/2024	1,535,082	1,627,110
7.99%, 11/01/2031 - 04/01/2033	4,362,923	4,472,128
8.00%, 09/01/2033	722,078	742,316
8.06%, 11/01/2031	214,608	222,210
8.08%, 11/01/2032	109,356	111,879
8.12%, 01/01/2033	766,868	785,425
8.17%, 01/01/2033	2,824,431	2,899,712
8.22%, 12/01/2032	1,799,780	1,844,518
8.30%, 06/01/2033	142,055	146,243
8.375%, 12/01/2024	4,603	4,679
8.38%, 04/01/2033	203,744	208,526
8.50%, 03/01/2032	254,413	265,905
8.61%, 12/01/2050	1,228,453	1,260,437
8.62%, 06/01/2032	351,968	344,091
8.73%, 09/01/2033	111,441	114,772
8.79%, 02/01/2033	117,754	119,171
8.81%, 03/01/2032	579,636	603,875
8.83%, 02/01/2033	147,224	149,496
8.85%, 08/01/2033	55,246	57,749
8.93%, 12/01/2031	202,008	209,080
9.00%, 11/01/2031	312,114	320,514
9.01%, 10/01/2032	50,685	50,463

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
9.09%, 05/01/2033	$ 61,577	$ 63,040
9.10%, 10/01/2024 - 04/01/2032	269,158	279,823
9.12%, 11/01/2031	129,840	134,856
9.20%, 05/01/2032	101,650	107,284
9.26%, 04/01/2032	541,744	564,407
9.32%, 11/01/2031	205,343	214,238
GNMA:
5.00%, 01/20/2030 - 12/20/2032	929,093	939,423
5.125%, 09/20/2017 - 12/20/2032	54,047,415	54,729,275
5.25%, 08/20/2017	32,322	33,226
5.375%, 02/20/2016 - 01/20/2028	29,196,597	29,499,010
5.50%, 12/20/2017 - 04/20/2033	6,020,720	6,098,044
5.625%, 01/20/2016 - 03/20/2033	1,474,449	1,490,071
5.75%, 10/20/2015 - 09/20/2027	9,954,983	10,054,097
5.875%, 04/20/2016 - 12/20/2026	199,610	202,941
6.25%, 07/20/2022	26,217	26,768
6.375%, 08/20/2015 - 09/20/2015	41,944	42,370

		2,318,121,482

Total Agency Mortgage-Backed Pass Through Securities
(cost $2,391,487,143)		2,404,498,235

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 12.2%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	13,411,413	14,305,418
Ser. T-48, Class 2A, 5.78%, 11/25/2032	8,131,693	8,493,321
Ser. T-54, Class 3A, 7.00%, 02/25/2043	45,869,422	47,761,994
Ser. T-54, Class 4A, 5.78%, 02/25/2043	6,219,419	6,448,729
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	15,506,521	16,264,944
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,146,291	1,193,438
Ser. 2001-T12, Class A4, 5.87%, 08/25/2041	18,843,196	19,255,749
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	1,975,173	2,050,782
Ser. 2002-66, Class A3, 5.76%, 04/25/2042	30,902,412	32,111,543
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	20,033,480	20,787,740
Ser. 2002-T12, Class A5, 5.80%, 10/25/2041	4,373,484	4,578,950
Ser. 2002-W4, Class A6, 5.86%, 02/25/2027	8,383,510	8,692,274
Ser. 2003-7, Class A2, 5.57%, 05/25/2042	3,882,330	4,029,742
Ser. 2003-63, Class A8, 5.57%, 01/25/2043	5,636,564	5,844,202
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	16,319,066	16,993,370
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	41,050,064	42,985,985
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042	11,927,972	12,615,023
Ser. 2003-W4, Class 5A, 5.97%, 10/25/2042	5,065,121	5,251,366
Ser. 2003-W8, Class 4A, 5.80%, 11/25/2042	2,015,455	2,097,121
Ser. 2003-W10, Class 2A, 5.86%, 06/25/2043	9,250,658	9,593,210
Ser. 2003-W18, Class 2A, 5.73%, 06/25/2033	45,906,952	47,702,860

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FNMA:
Ser. 2004-T3, Class 2A, 5.76%, 08/25/2043	$ 7,309,345	$ 7,499,507
Ser. 2004-W12, Class 2A, 5.64%, 06/25/2044	23,453,050	24,742,498

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $364,373,863)		361,299,766

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.6%
FAMC, Ser. 2000-A, Class A, FRN, 8.01%, 12/15/2039 (cost $16,808,238)	15,800,929	16,504,702

YANKEE OBLIGATIONS - GOVERNMENT 0.2%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 5.70%, 12/01/2016
(cost $6,250,000)	6,250,000	6,273,563

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.24% q ø (cost $412,307)	412,307	412,307

Total Investments (cost $3,099,486,204) 105.5%		3,115,796,186
Other Assets and Liabilities (5.5%)		(161,658,272)

Net Assets 100.0%		$ 2,954,137,914

G	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2006:
AAA	100%

The following table shows the percent of total investments based on effective maturity as of December 31, 2006:
1 to 3 year(s)	38.4%
3 to 5 years	47.9%
5 to 10 years	13.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $3,099,073,897)	$ 3,115,383,879
Investments in affiliated money market fund, at value (cost $412,307)	412,307

Total investments	3,115,796,186
Cash	139,224
Receivable for securities sold	14,070,610
Principal paydown receivable	12,909,489
Receivable for Fund shares sold	4,386,518
Interest receivable	18,800,247
Prepaid expenses and other assets	24,991

Total assets	3,166,127,265

Liabilities
Dividends payable	3,988,741
Payable for securities purchased	14,107,385
Payable for Fund shares redeemed	9,848,846
Payable for reverse repurchase agreements	183,305,690
Advisory fee payable	85,109
Distribution Plan expenses payable	138,190
Due to other related parties	76,002
Accrued expenses and other liabilities	439,388

Total liabilities	211,989,351

Net assets	$ 2,954,137,914

Net assets represented by
Paid-in capital	$ 3,244,378,826
Overdistributed net investment income	(9,878,101)
Accumulated net realized losses on investments	(296,672,793)
Net unrealized gains on investments	16,309,982

Total net assets	$ 2,954,137,914

Net assets consists of
Class A	$ 351,343,713
Class B	344,595,449
Class C	599,120,281
Class I	1,443,021,069
Class IS	216,057,402

Total net assets	$ 2,954,137,914

Shares outstanding (unlimited number of shares authorized)
Class A	37,818,292
Class B	37,090,798
Class C	64,486,427
Class I	155,320,142
Class IS	23,254,886

Net asset value per share
Class A	$ 9.29
Class A — Offering price (based on sales charge of 3.25%)	$ 9.60
Class B	$ 9.29
Class C	$ 9.29
Class I	$ 9.29
Class IS	$ 9.29

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2006 (unaudited)

Investment income
Interest	$ 83,104,403
Income from affiliate	19,661

Total investment income	83,124,064

Expenses
Advisory fee	3,454,703
Distribution Plan expenses
Class A	636,238
Class B	1,882,804
Class C	3,370,316
Class IS	359,879
Administrative services fee	1,639,266
Transfer agent fees	1,468,611
Trustees’ fees and expenses	35,269
Printing and postage expenses	118,477
Custodian and accounting fees	487,495
Registration and filing fees	82,711
Professional fees	45,386
Interest expense	6,689,737
Other	67,986

Total expenses	20,338,878
Less: Expense reductions	(34,281)
Expense reimbursements	(73,268)

Net expenses	20,231,329

Net investment income	62,892,735

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(9,358,125)
Net change in unrealized gains or losses on investments	37,475,367

Net realized and unrealized gains or losses on investments	28,117,242

Net increase in net assets resulting from operations	$ 91,009,977

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2006		Year Ended
	(unaudited)		June 30, 2006

Operations
Net investment income	$ 62,892,735		$ 134,089,428
Net realized losses on investments		(9,358,125)		(2,849,280)
Net change in unrealized gains or
losses on investments		37,475,367		(24,813,117)

Net increase in net assets resulting
from operations		91,009,977		106,427,031

Distributions to shareholders from
Net investment income
Class A		(9,051,130)		(21,924,949)
Class B		(6,662,771)		(12,848,093)
Class C		(11,927,376)		(26,028,794)
Class I		(34,623,601)		(68,977,724)
Class IS		(6,151,722)		(13,719,949)
Tax basis return of capital
Class A		0		(2,643,965)
Class B		0		(1,955,684)
Class C		0		(3,958,879)
Class I		0		(7,643,877)
Class IS		0		(1,633,485)

Total distributions to shareholders		(68,416,600)		(161,335,399)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,079,171	28,545,810	9,337,124	86,677,013
Class B	280,014	2,608,956	644,337	6,090,474
Class C	875,976	8,152,179	3,228,459	30,158,020
Class I	7,054,631	65,530,223	63,350,828	588,504,240
Class IS	3,910,809	36,323,207	13,229,481	122,832,042

		141,160,375		834,261,789

Net asset value of shares issued in
reinvestment of distributions
Class A	723,667	6,723,937	2,039,374	18,898,321
Class B	458,197	4,258,037	1,012,982	9,385,179
Class C	689,825	6,410,356	1,662,025	15,400,216
Class I	2,468,551	22,941,892	5,196,346	48,136,356
Class IS	404,161	3,755,736	907,405	8,408,363

		44,089,958		100,228,435

Automatic conversion of Class B
shares to Class A shares
Class A	156,422	1,452,416	518,651	4,804,186
Class B	(156,422)	(1,452,416)	(518,651)	(4,804,186)

		0		0

Payment for shares redeemed
Class A	(18,811,074)	(174,723,005)	(47,746,725)	(442,418,593)
Class B	(6,939,001)	(64,443,493)	(18,087,933)	(167,587,758)
Class C	(16,895,638)	(156,909,753)	(58,688,835)	(543,906,253)
Class I	(22,003,018)	(204,514,880)	(109,664,438)	(1,015,782,865)
Class IS	(14,143,946)	(131,535,506)	(36,414,744)	(337,592,514)

		(732,126,637)		(2,507,287,983)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	December 31, 2006	Year Ended
	(unaudited)	June 30, 2006

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$ (546,876,304)	$ (1,572,797,759)

Total decrease in net assets	(524,282,927)	(1,627,706,125)
Net assets
Beginning of period	3,478,420,841	5,106,126,968

End of period	$ 2,954,137,914	$ 3,478,420,841

Overdistributed net investment
income	$ (9,878,101)	$ (4,354,236)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual starting at 0.21% and declining to 0.17% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $73,268.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2006, EIS received $2,181 from the sale of Class A and $769,074 and $12,274 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 457,709,958	$ 35,450,748	$ 436,344,149	$ 25,306,177

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $3,101,999,151. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,797,118 and $14,000,083, respectively, with a net unrealized appreciation of $13,797,035.

As of June 30, 2006, the Fund had $279,866,476 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011	2012	2013	2014

$281,543	$187,870	$426,146	$981,922	$10,210,807	$124,196,026	$95,791,789	$47,790,373

These loses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital and losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2006, the Fund incurred and elected to defer post-October capital losses of $7,446,766.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended December 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the six months ended December 31, 2006, the Fund had average borrowings outstanding of $3,014 (on annualized basis) at an average rate of 5.89% and paid interest of $178.

During the six months ended December 31, 2006, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $245,038,773 (on an annualized basis) with a weighted average interest rate of 2.73% and paid interest of $6,689,559. The maximum amount outstanding under reverse repurchase agreements during the six months ended December 31, 2006 was $312,428,732 (including accrued interest). At December 31, 2006, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$ 143,874,799	Deutsche Bank	5.33%	01/03/2007
39,430,891	UBS Warburg	5.40%	01/03/2007

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Adjustable Rate Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small

ADDITIONAL INFORMATION (unaudited) continued

committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

ADDITIONAL INFORMATION (unaudited) continued

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees considered EIMC’s representation that the Fund’s recent relative underperformance was due principally to changes in the interest rate environment and corresponding substantial cash flows from the Fund.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily

ADDITIONAL INFORMATION (unaudited) continued

provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564984 rv4 2/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564984 rv4 2/2007

Evergreen Institutional Enhanced Income Fund

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for the Evergreen Institutional Enhanced Income Fund covering the six-month period ended December 31, 2006.

The domestic bond market delivered improved results in the final half of 2006. Fixed income investments recovered from the declines of the first half of the year — a slump that had been brought on by rising yields and falling bond prices. The anxieties that had weighed on the market earlier faded as oil prices began receding and the U.S. Federal Reserve Board (the “Fed”) paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance. The stabilization of these factors also led to very strong performance in both the equity and high-yield corporate bond markets during the final six months of 2006.

Throughout the year, the nation’s economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to

1

LETTER TO SHAREHOLDERS continued

hold short-term rates in check, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

In this environment, short-term yields held steady and longer-term yields drifted lower during the six months. As a consequence, the yield curve — which reflects the difference between yields of short-term and long-term securities — flattened, and at times, inverted. Given this development, investors in government securities and investment-grade corporate debt found little benefit in extending duration. Shorter-term fixed income portfolios tended to outperform strategies emphasizing longer-maturity bonds. Against this favorable backdrop, managers of Evergreen’s shorter-maturity bond funds pursued their funds’ basic disciplines. The team managing Evergreen Adjustable Rate Fund, for example, focused on AAA-rated adjustable rate mortgages, while the managers of Evergreen Institutional Enhanced Income Fund pursued a strategy designed to generate a higher yield than that of a money market fund with only minimal price variability. Managers of Evergreen Ultra Short Opportunities Fund emphasized short maturity corporate bonds and mortgage securities, while the portfolio managers of Evergreen Limited Duration Fund maintained a portfolio of investments in shorter-maturity securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-range goals.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

  Effective April 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

4

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Sheila Nye

• Bryan K. White, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/1/2005

Class I
Class inception date	7/1/2005

Nasdaq symbol	EIEIX

6-month return	2.83%

Average annual return

1-year	5.19%

Since portfolio inception	4.66%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Enhanced Income Fund Class I shares versus a similar investment in the Merrill Lynch 3 Month U.S. Dollar LIBOR† (ML 3-Month USD LIBOR) and the Consumer Price Index (CPI).

The ML 3-Month USD LIBOR is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of December 31, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,028.30	$ 0.20
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,025.00	$ 0.20

* Expenses are equal to the Fund’s annualized expense ratio (0.04% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2006	Year Ended
CLASS I	(unaudited)	June 30, 2006[1]

Net asset value, beginning of period	$ 9.98	$ 10.00

Income from investment operations
Net investment income (loss)	0.27	0.42
Net realized and unrealized gains or losses on investments	0.01	(0.01)

Total from investment operations	0.28	0.41

Distributions to shareholders from net investment income	(0.27)	(0.43)

Net asset value, end of period	$ 9.99	$ 9.98

Total return	2.83%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$852,118	$807,958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.04%[2]	0.09%
Expenses excluding waivers/reimbursements and expense reductions	0.24%[2]	0.25%
Net investment income (loss)	5.36%[2]	4.52%
Portfolio turnover rate	60%	113%

1 For the period from July 1, 2005 (commencement of class operations), to June 30, 2006.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 26.5%
Altius Funding, Ltd., Ser. 2006-3A, Class A1A, FRN, 5.47%, 12/02/2041 144A	$22,573,592	$ 22,583,750
Carlyle Loan Investment, Ltd.:
Ser. 2006-1A, Class 1, FRN, 5.40%, 04/13/2007 144A +	15,000,000	15,005,400
Ser. 2006-4A, Class 1, FRN, 5.40%, 04/13/2007 144A +	10,000,000	10,003,600
Ser. 2006-6A, Class 1, FRN, 5.43%, 11/15/2007 144A (h) +	10,000,000	10,000,000
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 5.63%, 02/25/2033	807,057	808,275
Citicorp Residential Mtge. Securities, Ser. 2006-3, Class A1A, 5.82%, 12/31/2036	17,332,482	17,330,664
CPS Auto Trust:
Ser. 2006-A, Class 1A2, 5.22%, 01/15/2010 144A	5,128,685	5,123,074
Ser. 2006-D, Class A2, 5.32%, 08/15/2010 144A (h)	12,000,000	11,999,933
Finance America Mtge. Pass-Through Trust, Ser. 2004-1, Class A1, FRN, 5.56%,
06/25/2034	1,470,528	1,471,676
First Horizon Asset Back Trust:
Ser. 2006-HE1, Class A, FRN, 5.51%, 10/25/2034	8,084,674	8,087,204
Ser. 2006-HE2, Class A, FRN, 5.48%, 10/25/2026	14,789,603	14,798,773
GE Equipment Small Ticket, LLC, Ser. 2005-1A, Class A2, 4.28%,
10/22/2007 144A	619,438	619,490
Marlin Leasing Receivables, LLC, Ser. 2006-1A, Class A2, FRN, 5.43%,
11/17/2008 144A	14,000,000	13,978,300
Mellon Bank Premium Fin. Trust, Ser. 2004-1, Class A, FRN, 5.52%, 06/15/2009	8,915,000	8,922,076
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A3, 5.29%, 05/25/2009 144A (h)	25,000,000	25,040,750
Popular ABS Mtge. Pass-Through Trust, Ser. 2005-B, Class AF1, FRN, 5.46%,
08/25/2035	775,787	775,903
Providian Gateway Master Trust:
Ser. 2004-AA, Class A, FRN, 5.58%, 03/15/2011 144A	2,850,000	2,851,337
Ser. 2004-EA, Class A, FRN, 5.48%, 11/15/2011 144A	1,800,000	1,801,125
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class AF1, 6.00%,
08/25/2036	11,458,307	11,440,851
Residential Asset Mtge. Products, Inc., Ser. 2006-RP1, Class A1, FRN, 5.48%,
10/25/2045 144A	13,458,399	13,461,360
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	10,000,000	9,992,300
Zais Levered Loan Fund, Ltd., Ser. 2006-1A, Class 1, FRN, 5.43%, 01/02/2008
144A (h)	20,000,000	20,000,000

Total Asset-Backed Securities (cost $226,078,688)		226,095,841

CERTIFICATES OF DEPOSIT 4.7%
Credit Suisse New York, 5.36%, 04/30/2007	10,000,000	10,001,300
Deutsche Bank AG, 5.37%, 05/25/2007	15,000,000	15,003,900
Royal Bank of Canada, 5.42%, 10/26/2007	15,000,000	15,023,850

Total Certificates of Deposit (cost $40,000,000)		40,029,050

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.5%
FLOATING-RATE 6.5%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 5.49%, 08/25/2035	4,017,806	4,021,251
Credit Suisse First Boston Mtge., Ser. 2005-TFL2, Class A1, 5.52%,
09/15/2020 144A	1,195,641	1,196,610
Credit Suisse Mtge. Capital Comml. Trust, Ser. 2006-TFLA, Class A1, 5.47%,
04/15/2021 144A	14,915,002	14,926,434
GMAC Mtge. Corp. Loan Trust, Ser. 2006-HE3, Class A1, 5.42%, 10/25/2036 (h)	13,025,600	13,027,632

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1A, Class A1A,
5.44%, 02/15/2020 144A	$16,577,935	$ 16,590,558
Lehman Brothers Holdings, Inc.:
Ser. 2005-FL7A, Class A1, 5.45%, 07/15/2018 144A	1,604,121	1,605,140
Ser. 2006-CCLC2, Class A1, 5.52%, 01/15/2021 144A	3,873,217	3,875,770

Total Commercial Mortgage-Backed Securities (cost $55,209,322)		55,243,395

COMMERCIAL PAPER 38.6%
Bavaria Trust Corp., 5.32%, 01/08/2007	20,000,000	19,985,222
Broadhollow Funding, LLC:
5.31%, 01/08/2007	15,000,000	14,988,937
5.32%, 01/05/2007	25,000,000	24,992,611
Catapult-PMX Funding, LLC, 5.32%, 01/18/2007	10,394,000	10,370,960
Chesham Finance, LLC, 5.38%, 03/07/2007 (h)	25,000,000	24,769,875
East-Fleet Finance, LLC, 5.33%, 01/12/2007	25,000,000	24,966,688
Ebury Finance, LLC, 5.36%, 01/11/2007	20,000,000	19,976,178
Fenway Funding, LLC:
5.30%, 01/12/2007 (h)	25,000,000	24,966,875
5.33%, 01/03/2007	6,000,000	6,000,000
5.42%, 01/04/2007	29,000,000	28,995,634
Morrigan Funding, LLC:
5.18%, 06/08/2007 (h)	20,000,000	19,551,067
5.30%, 02/28/2007 (h)	15,000,000	14,876,450
Rams Funding, LLC, 5.32%, 01/09/2007	20,000,000	19,982,267
Rhineland Funding, 5.30%, 03/15/2007 (h)	20,000,000	19,790,944
Thames Asset Global Securities, 5.35%, 01/18/2007	35,000,000	34,921,979
Thornburg Mortgage Capital Resources, LLC, 5.31%, 01/09/2007	20,000,000	19,982,300

Total Commercial Paper (cost $329,117,987)		329,117,987

CORPORATE BONDS 11.2%
FINANCIALS 10.5%
Capital Markets 0.4%
Goldman Sachs Group, Inc., FRN, 5.47%, 01/30/2008	3,000,000	3,000,291

Consumer Finance 1.1%
Boeing Capital Corp., 5.75%, 02/15/2007	9,590,000	9,597,375

Diversified Financial Services 9.0%
Beta Finance, Inc., FRN, 5.41%, 01/25/2007 144A	15,000,000	15,000,900
JPMorgan Chase & Co., 7.25%, 06/01/2007	7,000,000	7,044,359
MBIA Global Funding, LLC, FRN, 5.37%, 09/25/2008 144A	25,000,000	25,010,150
Merrill Lynch Co., Inc., 4.25%, 09/14/2007	10,000,000	9,924,650
Sigma Finance, Inc.:
5.40%, 10/16/2007 144A	15,000,000	14,974,005
5.75%, 07/25/2007 144A	5,000,000	4,999,950

		76,954,014

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Merck & Co., Inc., 4.52%, 02/22/2007 144A	$ 6,000,000	$ 5,992,356

Total Corporate Bonds (cost $95,564,719)		95,544,036

FUNDING AGREEMENTS 5.7%
Jackson National Life Funding Agreement, 5.43%, 10/01/2007 (h) +	18,000,000	18,000,000
Metropolitan Life Funding Agreement, 5.39%, 09/14/2007 (h) +	16,000,000	16,000,000
New York Life Funding Agreement, 5.37%, 10/11/2007 (h) +	15,000,000	15,000,000

Total Funding Agreements (cost $49,000,000)		49,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.9%
FHLB, 4.12%, 10/10/2007 (cost $24,363,621)	24,500,000	24,413,613

YANKEE OBLIGATIONS - CORPORATE 3.5%
FINANCIALS 1.8%
Commercial Banks 1.2%
Glitnir Banki HF, FRN, 5.42%, 03/22/2007 144A	10,000,000	10,000,580

Insurance 0.6%
Jackson National Life Insurance Co., 7.30%, 11/21/2007	5,000,000	5,073,265

TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
Vodafone Group plc, FRN, 5.42%, 06/29/2007	15,000,000	15,002,835

Total Yankee Obligations - Corporate (cost $30,080,597)		30,076,680

TIME DEPOSIT 0.1%
Deutsche Bank AG, 5.25%, 01/03/2007 (cost $435,131)	435,131	435,131

Total Investments (cost $849,850,065) 99.7%		849,955,733
Other Assets and Liabilities 0.3%		2,162,642

Net Assets 100.0%		$ 852,118,375

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s rating as of
December 31, 2006:
AAA	81.7%
AA	12.8%
A	5.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of December 31, 2006:
Less than 1 year	88.3%
1 to 3 year(s)	11.7%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $849,850,065)	$ 849,955,733
Interest receivable	3,986,114
Receivable from investment advisor	8,674
Prepaid expenses and other assets	14,375

Total assets	853,964,896

Liabilities
Dividends payable	1,784,901
Due to related parties	7,913
Accrued expenses and other liabilities	53,707

Total liabilities	1,846,521

Net assets	$ 852,118,375

Net assets represented by
Paid-in capital	$ 852,715,837
Overdistributed net investment income	(86,323)
Accumulated net realized losses on investments	(616,807)
Net unrealized gains on investments	105,668

Total net assets	$ 852,118,375

Shares outstanding (unlimited number of shares authorized)—Class I	85,328,738

Net asset value per share—Class I	$ 9.99

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2006 (unaudited)

Investment income
Interest	$ 21,404,532

Expenses
Advisory fee	476,371
Administrative services fee	238,185
Transfer agent fees	762
Trustees’ fees and expenses	3,824
Printing and postage expenses	10,438
Custodian and accounting fees	123,315
Registration and filing fees	39,074
Professional fees	22,236
Other	3,450

Total expenses	917,655
Less: Expense reductions	(21,403)
Fee waivers and expense reimbursements	(775,835)

Net expenses	120,417

Net investment income	21,284,115

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(215,366)
Net change in unrealized gains or losses on investments	845,653

Net realized and unrealized gains or losses on investments	630,287

Net increase in net assets resulting from operations	$ 21,914,402

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2006		Year Ended
	(unaudited)		June 30, 2006 (a)

Operations
Net investment income	$ 21,284,115		$ 22,349,769
Net realized losses on investments		(215,366)		(404,589)
Net change in unrealized gains or
losses on investments		845,653		(739,985)

Net increase in net assets resulting
from operations		21,914,402		21,205,195

Distributions to shareholders from
net investment income		(21,293,371)		(22,423,688)

	Shares		Shares
Capital share transactions
Proceeds from shares sold —
Class I	25,097,926	250,626,670	113,762,188	1,136,731,540
Net asset value of shares issued in
reinvestment of distributions —
Class I	1,269,246	12,673,650	1,067,155	10,656,785
Payment for shares redeemed
Class I	(22,009,457)	(219,760,790)	(33,858,320)	(338,212,018)

Net increase in net assets resulting
from capital share transactions		43,539,530		809,176,307

Total increase in net assets		44,160,561		807,957,814
Net assets
Beginning of period		807,957,814		0

End of period	$ 852,118,375		$ 807,957,814

Overdistributed net investment income	$ (86,323)		$ (77,067)

(a) For the period from July 1, 2005 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Enhanced Income Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2006, EIMC waived its advisory fee in the amount of $476,371 and reimbursed other expenses in the amount of $299,464.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Fund and the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Fund and the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$0	$425,245,012	$54,994,000	$300,846,787

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $849,850,065. The gross unrealized appreciation and depreciation on securities based on tax cost was $206,413 and $100,745, respectively, with a net unrealized appreciation of $105,668.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2006, the Fund incurred and elected to defer post-October losses of $402,096.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2006, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended December 31, 2006, the Fund had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Enhanced Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

22

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

23

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to

24

ADDITIONAL INFORMATION (unaudited) continued

monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. In the case of the Fund, the Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

575454 rv1 2/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575454 rv1 2/2007

Evergreen Limited Duration Fund

Evergreen

LIMITED DURATION FUND

Semiannual Report
as of December 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND'S EXPENSES
9	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for the Evergreen Limited Duration Fund covering the six-month period ended December 31, 2006.

The domestic bond market delivered improved results in the final half of 2006. Fixed income investments recovered from the declines of the first half of the year - a slump that had been brought on by rising yields and falling bond prices. The anxieties that had weighed on the market earlier faded as oil prices began receding and the U.S. Federal Reserve Board (the "Fed") paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance. The stabilization of these factors also led to very strong performance in both the equity and high-yield corporate bond markets during the final six months of 2006.

Throughout the year, the nation's economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to

1

LETTER TO SHAREHOLDERS continued

hold short-term rates in check, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

In this environment, short-term yields held steady and longer-term yields drifted lower during the six months. As a consequence, the yield curve - which reflects the difference between yields of short-term and long-term securities - flattened, and at times, inverted. Given this development, investors in government securities and investment-grade corporate debt found little benefit in extending duration. Shorter-term fixed income portfolios tended to outperform strategies emphasizing longer-maturity bonds. Against this favorable backdrop, managers of Evergreen's shorter-maturity bond funds pursued their funds' basic disciplines. The team managing Evergreen Adjustable Rate Fund, for example, focused on AAA-rated adjustable rate mortgages, while the managers of Evergreen Institutional Enhanced Income Fund pursued a strategy designed to generate a higher yield than that of a money market fund with only minimal price variability. Managers of Evergreen Ultra Short Opportunities Fund emphasized short maturity corporate bonds and mortgage securities, while the portfolio managers of Evergreen Limited Duration Fund maintained a portfolio of investments in shorter-maturity securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-range goals.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

• Effective April 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a "counterparty") to make required payments or otherwise to comply with the contract's terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund's prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

4

Notice to Shareholders:

• The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the finan-cial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

• Effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

5

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo
• Douglas Williams, CFA
• Laura Lake, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

Nasdaq symbol	ESDAX	ESDBX	ESDCX	ESDIX	ESDSX

6-month return with
sales charge	-0.35%	-2.38%	1.62%	N/A	N/A

6-month return w/o
sales charge	3.03%	2.62%	2.62%	3.13%	3.00%

Average annual return*

1-year with sales charge	1.02%	-1.38%	2.62%	N/A	N/A

1-year w/o sales charge	4.43%	3.62%	3.62%	4.65%	4.39%

5-year	2.31%	1.84%	2.19%	3.17%	2.91%

10-year	4.38%	4.33%	4.32%	4.82%	4.58%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Limited Duration Fund Class A shares versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2006, and subject to change.

7

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,030.31	$ 3.17
Class B	$ 1,000.00	$ 1,026.18	$ 7.25
Class C	$ 1,000.00	$ 1,026.18	$ 7.25
Class I	$ 1,000.00	$ 1,031.34	$ 2.15
Class IS	$ 1,000.00	$ 1,030.05	$ 3.43
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.08	$ 3.16
Class B	$ 1,000.00	$ 1,018.05	$ 7.22
Class C	$ 1,000.00	$ 1,018.05	$ 7.22
Class I	$ 1,000.00	$ 1,023.09	$ 2.14
Class IS	$ 1,000.00	$ 1,021.83	$ 3.41

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.62% for Class A, 1.42% for Class B, 1.42% for Class C, 0.42% for Class I and 0.67% for
Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$10.03	$10.18	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income (loss)	0.23	0.39	0.29 [2]	0.25	0.37	0.11
Net realized and unrealized gains or losses on investments	0.07	(0.16)	0.02	(0.22)	0.05	0.10 [3]

Total from investment operations	0.30	0.23	0.31	0.03	0.42	0.21

Distributions to shareholders from
Net investment income	(0.23)	(0.38)	(0.31)	(0.26)	(0.38)	(0.11)
Net realized gains	0	0	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.23)	(0.38)	(0.35)	(0.30)	(0.38)	(0.11)

Net asset value, end of period	$10.10	$10.03	$10.18	$10.22	$10.49	$10.45

Total return [4]	3.03%	2.26%	3.05%	0.34%	4.07%	2.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,476	$3,693	$3,902	$6,054	$6,440	$1,195
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.62% [5]	0.61%	0.60%	0.60%	0.51%	0.43% [5]
Expenses excluding waivers/reimbursements and expense
reductions	0.72% [5]	0.71%	0.70%	0.71%	0.57%	0.48% [5]
Net investment income (loss)	4.43% [5]	3.80%	2.86%	2.44%	3.30%	4.61% [5]
Portfolio turnover rate	44%	61%	103%	125%	147%	44%

[1] For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$10.03	$10.18	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income (loss)	0.19	0.30 [2]	0.21 [2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	0.07	(0.15)	0.02	(0.22)	0.05	0.10 [3]

Total from investment operations	0.26	0.15	0.23	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.19)	(0.30)	(0.23)	(0.18)	(0.29)	(0.09)
Net realized gains	0	0	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.19)	(0.30)	(0.27)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$10.10	$10.03	$10.18	$10.22	$10.49	$10.45

Total return [4]	2.62%	1.46%	2.23%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,082	$4,495	$7,018	$8,423	$8,747	$ 479
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.42% [5]	1.41%	1.40%	1.41%	1.40%	1.33% [5]
Expenses excluding waivers/reimbursements and expense
reductions	1.42% [5]	1.41%	1.40%	1.41%	1.40%	1.39% [5]
Net investment income (loss)	3.63% [5]	2.98%	2.08%	1.61%	2.39%	3.72% [5]
Portfolio turnover rate	44%	61%	103%	125%	147%	44%

[1] For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$10.03	$10.18	$ 10.22	$ 10.49	$ 10.45	$10.35

Income from investment operations
Net investment income (loss)	0.19 [2]	0.30 [2]	0.21 [2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	0.07	(0.15)	0.02	(0.22)	0.05	0.10 [3]

Total from investment operations	0.26	0.15	0.23	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.19)	(0.30)	(0.23)	(0.18)	(0.29)	(0.09)
Net realized gains	0	0	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.19)	(0.30)	(0.27)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$10.10	$10.03	$ 10.18	$ 10.22	$ 10.49	$10.45

Total return [4]	2.62%	1.46%	2.23%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,629	$7,758	$11,909	$19,121	$27,444	$2,272
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.42% [5]	1.41%	1.40%	1.41%	1.40%	1.33% [5]
Expenses excluding waivers/reimbursements and expense
reductions	1.42% [5]	1.41%	1.40%	1.41%	1.40%	1.39% [5]
Net investment income (loss)	3.64% [5]	2.98%	2.06%	1.61%	2.39%	3.72% [5]
Portfolio turnover rate	44%	61%	103%	125%	147%	44%

[1] For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized ga ins or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,					Year Ended
	December 31, 2006						September 30,
CLASS I	(unaudited)	2006	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 10.03	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18

Income from investment operations
Net investment income (loss)	0.24	0.40	0.32	0.27	0.37	0.49 [2]	0.62 [2]
Net realized and unrealized gains or losses on
investments	0.07	(0.15)	0.01	(0.22)	0.06	(0.20)	0.42

Total from investment operations	0.31	0.25	0.33	0.05	0.43	0.29	1.04

Distributions to shareholders from
Net investment income	(0.24)	(0.40)	(0.33)	(0.28)	(0.39)	(0.39)	(0.67)
Net realized gains	0	0	(0.04)	(0.04)	0	0	0

Total distributions to shareholders	(0.24)	(0.40)	(0.37)	(0.32)	(0.39)	(0.39)	(0.67)

Net asset value, end of period	$ 10.10	$ 10.03	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55

Total return	3.13%	2.48%	3.26%	0.53%	4.20%	2.82%	10.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$270,930	$317,409	$371,364	$403,182	$445,835	$513,905	$331,219
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.42% [3]	0.41%	0.40%	0.41%	0.39%	0.33% [3]	0.27%
Expenses excluding waivers/reimbursements
and expense reductions	0.42% [3]	0.41%	0.40%	0.41%	0.39%	0.38% [3]	0.36%
Net investment income (loss)	4.62% [3]	4.00%	3.08%	2.61%	3.57%	4.71% [3]	6.06%
Portfolio turnover rate	44%	61%	103%	125%	147%	44%	116%

[1] For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,					Year Ended
	December 31, 2006						September 30,
CLASS IS	(unaudited)	2006	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$10.03	$10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18

Income from investment operations
Net investment income (loss)	0.22 [2]	0.37 [2]	0.29 [2]	0.25 [2]	0.35	0.47 [2]	0.59 [2]
Net realized and unrealized gains or losses on
investments	0.08	(0.15)	0.02	(0.22)	0.05	(0.20)	0.42

Total from investment operations	0.30	0.22	0.31	0.03	0.40	0.27	1.01

Distributions to shareholders from
Net investment income	(0.23)	(0.37)	(0.31)	(0.26)	(0.36)	(0.37)	(0.64)
Net realized gains	0	0	(0.04)	(0.04)	0	0	0

Total distributions to shareholders	(0.23)	(0.37)	(0.35)	(0.30)	(0.36)	(0.37)	(0.64)

Net asset value, end of period	$10.10	$10.03	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55

Total return	3.00%	2.22%	3.00%	0.27%	3.94%	2.63%	10.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,651	$4,969	$13,452	$21,040	$36,522	$32,724	$29,418
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67% [3]	0.66%	0.65%	0.66%	0.65%	0.57% [3]	0.52%
Expenses excluding waivers/reimbursements
and expense reductions	0.67% [3]	0.66%	0.65%	0.66%	0.65%	0.63% [3]	0.62%
Net investment income (loss)	4.39% [3]	3.66%	2.80%	2.36%	3.31%	4.47% [3]	5.76%
Portfolio turnover rate	44%	61%	103%	125%	147%	44%	116%

[1] For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 8.7%
FIXED-RATE 8.7%
FHLMC:
6.33%, 12/15/2031 - 01/15/2032 ##	$ 9,142,674	$9,373,917
Ser. R001, Class AE, 4.375%, 04/15/2015	2,805,862	2,731,675
FNMA, 5.58%, 06/01/2011	9,000,000	9,087,330
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	4,209,594	4,121,658

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $25,635,240)		25,314,580

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 18.0%
FIXED-RATE 17.2%
FHLMC:
4.00%, 12/01/2014	4,145,874	3,998,551
5.50%, 01/01/2018 - 11/01/2018	6,903,184	6,917,135
FHLMC 30 year:
6.00%, TBA #	5,000,000	5,037,500
6.50%, TBA #	5,000,000	5,093,750
FNMA:
3.72%, 05/01/2008	3,205,000	3,156,250
5.50%, 07/01/2014 - 08/01/2014	12,708,258	12,759,748
6.50%, 08/01/2010	25,417	25,737
FNMA 15 year:
4.50%, TBA #	9,500,000	9,164,536
5.00%, TBA #	3,200,000	3,146,000
GNMA:
6.50%, 12/15/2008 - 10/15/2010	49,271	49,770
8.00%, 08/15/2007	111	111
9.00%, 03/15/2009 - 04/15/2021	114,255	122,827
14.00%, 02/15/2012 - 06/15/2012	271,379	307,277

		49,779,192

FLOATING-RATE 0.8%
FHLMC, 7.76%, 03/25/2036	2,315,912	2,416,052

Total Agency Mortgage-Backed Pass Through Securities
(cost $53,006,660)		52,195,244

ASSET-BACKED SECURITIES 6.4%
Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A4, 3.75%, 07/15/2009	3,000,000	2,948,174
Chase Manhattan Auto Owner Trust, Ser. 2005-B, Class A2, 4.77%, 03/15/2008	1,183,296	1,181,864
CPS Auto Trust, Ser. 2005-D, Class A1, 4.93%, 12/15/2015 144A	1,515,818	1,510,816
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1,
2.88%, 12/25/2032	506,793	490,635
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%,
06/25/2024	402,669	403,692
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, FRN, 5.32%, 11/19/2034	3,451,321	3,444,444
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.87%,
05/24/2035 144A	2,828,490	2,834,458

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	$ 661,831	$662,420
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%,
03/25/2031	1,020,861	1,018,947
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.93%, 01/25/2035 144A	3,000,000	3,042,210
UPFC Auto Receivables Trust, Ser. 2005-B, Class A2, 4.82%, 10/15/2008	1,024,802	1,023,829

Total Asset-Backed Securities (cost $18,655,340)		18,561,489

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
FIXED-RATE 0.5%
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	1,539,636	1,543,189
GE Capital Comml. Mtge. Corp., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	22,146	22,125

		1,565,314

FLOATING-RATE 1.1%
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL2A, Class H,
5.85%, 11/15/2018 144A	3,136,977	3,129,543

Total Commercial Mortgage-Backed Securities (cost $4,859,459)		4,694,857

CORPORATE BONDS 30.9%
CONSUMER DISCRETIONARY 2.4%
Automobiles 1.0%
DaimlerChrysler AG, 4.05%, 06/04/2008	3,000,000	2,936,907

Household Durables 0.4%
Black & Decker Corp., 6.55%, 07/01/2007 144A	1,000,000	1,001,536

Media 1.0%
Time Warner, Inc., 6.15%, 05/01/2007	3,000,000	3,006,150

FINANCIALS 21.4%
Capital Markets 7.7%
Allied Capital Corp., 6.625%, 07/15/2011 (h) +	3,000,000	3,053,601
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009	3,500,000	3,423,000
Bear Stearns Cos., FRN, 5.68%, 01/30/2009	4,000,000	4,020,336
Goldman Sachs Group, Inc., 7.20%, 03/01/2007 144A	650,000	651,868
Lehman Brothers Holdings, Inc., FRN, 2.97%, 09/28/2007	3,000,000	2,986,650
Merrill Lynch & Co., Inc., FRN, 5.61%, 09/09/2009	4,000,000	4,021,164
Morgan Stanley, FRN, 5.50%, 01/18/2008	4,000,000	4,007,209

		22,163,828

Commercial Banks 3.6%
First Tennessee Bank, 5.32%, 12/08/2008	3,500,000	3,490,956
Fleet Capital Trust V, FRN, 6.36%, 12/18/2028	4,000,000	4,004,692
Popular, Inc., 4.25%, 04/01/2008	3,000,000	2,956,611

		10,452,259

Consumer Finance 2.1%
Capital One Financial Corp., 8.75%, 02/01/2007	3,200,000	3,207,891
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	3,003,735

		6,211,626

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 2.8%
Citigroup, Inc., FRN, 5.65%, 11/05/2014	$ 4,000,000	$4,032,580
JPMorgan Chase Capital XIII, FRN, 6.31%, 09/30/2034	4,000,000	4,026,232

		8,058,812

Insurance 3.1%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,935,678
Genworth Financial, Inc., FRN, 5.51%, 06/15/2007	4,000,000	4,004,772
RenaissanceRe Holdings, Ltd., 8.54%, 03/01/2027	3,000,000	3,128,073

		9,068,523

Real Estate Investment Trusts 0.7%
iStar Financial, Inc., FRN, 6.61%, 03/12/2007	2,000,000	2,004,428

Thrifts & Mortgage Finance 1.4%
Washington Mutual, Inc., FRN, 5.67%, 01/15/2010	4,000,000	4,020,924

HEALTH CARE 1.2%
Health Care Providers & Services 1.2%
CIGNA Corp., 8.25%, 01/01/2007	3,500,000	3,500,000

INDUSTRIALS 1.4%
Industrial Conglomerates 1.4%
General Electric Co., 3.45%, 07/16/2007	4,000,000	3,962,052

MATERIALS 1.3%
Chemicals 1.3%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	4,000,000	3,925,532

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.1%
SBC Communications, Inc., 7.25%, 11/01/2027	3,150,000	3,247,949

Wireless Telecommunication Services 1.1%
Nextel Partners, Inc., 8.125%, 07/01/2011	3,000,000	3,138,750

UTILITIES 1.0%
Electric Utilities 1.0%
Entergy Corp., 3.60%, 06/01/2008	3,000,000	2,921,757

Total Corporate Bonds (cost $89,952,482)		89,621,033

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.7%
FNMA, FRN, 3.20%, 02/17/2009 (cost $5,011,989)	5,000,000	4,880,500

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Notes:
4.625%, 03/31/2008 ##	14,000,000	13,944,770
4.875%, 04/30/2008 (p)	5,000,000	4,996,880
5.00%, 07/31/2008 (p)	14,500,000	14,528,333
5.125%, 06/30/2008	4,000,000	4,013,752

Total U.S. Treasury Obligations (cost $37,461,285)		37,483,735

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 9.7%
FIXED-RATE 5.2%
Banc America Comml. Mtge., Inc., Ser. 2006-2, Class A1, 5.61%, 05/10/2045	$2,822,094	$2,856,608
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%,
02/25/2035	5,000,000	4,933,248
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	3,500,000	3,381,288
Ser. 2004-AR5, Class A6, 3.84%, 06/25/2034	4,000,000	3,875,610

		15,046,754

FLOATING-RATE 4.5%
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.79%,
12/25/2035	2,911,183	2,927,894
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.94%, 01/25/2035	6,381,400	6,314,267
Structured Asset Securities Corp.:
Ser. 2004-2AC, Class B2, 5.00%, 02/25/2034 144A	730,987	719,343
Ser. 2006-RF3, Class 2A, 5.54%, 10/25/2036 144A	2,912,719	2,941,234

		12,902,738

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $28,125,157)		27,949,492

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FLOATING-RATE 2.2%
Banc America Funding Corp., Ser. 2006-D, Class 2A1, 5.86%, 05/20/2036	4,175,482	4,188,552
Banc America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 7.06%, 05/20/2032	46,404	46,675
IndyMac INDX Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.48%, 04/25/2035	2,045,533	2,038,271

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $6,323,597)		6,273,498

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 1.3%
FIXED-RATE 0.3%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	994,888	966,852

FLOATING-RATE 1.0%
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1M2, 7.11%, 01/20/2035	2,722,613	2,775,594

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $3,753,371)		3,742,446

YANKEE OBLIGATIONS - CORPORATE 9.7%
CONSUMER STAPLES 0.4%
Beverages 0.4%
SABMiller plc, FRN, 5.67%, 07/01/2009 144A	1,000,000	1,001,603

FINANCIALS 8.0%
Commercial Banks 1.7%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,944,420

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Diversified Financial Services 3.8%
Preferred Term Securities, Ltd., FRN:
6.93%, 03/24/2034 144A	$5,000,000	$5,117,350
6.93%, 06/24/2034 144A	3,000,000	3,070,080
6.96%, 12/22/2036 144A	3,000,000	3,008,250

		11,195,680

Insurance 1.1%
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A	3,000,000	3,113,493

Real Estate Investment Trusts 1.4%
Westfield Capital Corp., Ltd., FRN, 5.67%, 11/02/2007 144A	4,000,000	4,010,688

INDUSTRIALS 1.0%
Machinery 1.0%
CNH Global NV, 3.48%, 09/15/2011	3,000,000	2,937,993

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telecom Italia Capital, 4.875%, 10/01/2010	1,000,000	974,809

Total Yankee Obligations-Corporate (cost $27,934,159)		28,178,686

	Shares	Value

PREFERRED STOCKS 1.3%
FINANCIALS 1.3%
Thrifts & Mortgage Finance 1.3%
Fannie Mae, Ser. O (cost $3,902,500)	70,000	3,749,375

SHORT-TERM INVESTMENTS 1.3%

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 4.96%, 04/26/2007 † ƒ	$500,000	492,176

	Shares	Value

MUTUAL FUND SHARES 1.1%
Evergreen Institutional Money Market Fund, Class I, 5.24% q ø	3,275,460	3,275,460

Total Short-Term Investments (cost $3,767,636)		3,767,636

Total Investments (cost $308,388,875) 105.7%		306,412,571
Other Assets and Liabilities (5.7%)		(16,644,898)

Net Assets 100.0%		$289,767,673

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
(p)	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody's and Standard & Poor's ratings as of December 31, 2006:

AAA	58.7%
AA	4.1%
A	20.3%
BBB	14.5%
BB	1.2%
NR	1.2%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) based on effective maturity as of December 31, 2006:

Less than 1 year	16.8%
1 to 3 year(s)	42.0%
3 to 5 years	21.8%
5 to 10 years	5.5%
10 to 20 years	3.7%
20 to 30 years	10.2%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $305,113,415) including $19,864,837 of securities
loaned	$303,137,111
Investments in affiliated money market fund, at value (cost $3,275,460)	3,275,460

Total investments	306,412,571
Foreign currency, at value (cost $3,151,864)	3,174,975
Principal paydown receivable	7,734
Receivable for Fund shares sold	872,506
Dividends and interest receivable	2,768,441
Prepaid expenses and other assets	26,769

Total assets	313,262,996

Liabilities
Dividends payable	616,720
Payable for securities purchased	22,531,768
Payable for Fund shares redeemed	288,842
Payable for daily variation margin on open futures contracts	13,438
Advisory fee payable	8,722
Distribution Plan expenses payable	1,419
Due to other related parties	4,295
Accrued expenses and other liabilities	30,119

Total liabilities	23,495,323

Net assets	$289,767,673

Net assets represented by
Paid-in capital	$299,146,750
Overdistributed net investment income	(16,964)
Accumulated net realized losses on investments	(7,316,409)
Net unrealized losses on investments	(2,045,704)

Total net assets	$289,767,673

Net assets consists of
Class A	$3,475,729
Class B	4,082,318
Class C	6,628,679
Class I	270,930,288
Class IS	4,650,659

Total net assets	$289,767,673

Shares outstanding (unlimited number of shares authorized)
Class A	344,116
Class B	404,132
Class C	656,207
Class I	26,821,232
Class IS	460,402

Net asset value per share
Class A	$10.10
Class A - Offering price (based on sales charge of 3.25%)	$10.44
Class B	$10.10
Class C	$10.10
Class I	$10.10
Class IS	$10.10

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2006 (unaudited)

Investment income
Interest	$7,709,633
Dividends	128,100
Income from affiliate	63,518
Securities lending	13,666

Total investment income	7,914,917

Expenses
Advisory fee	345,721
Distribution Plan expenses
Class A	5,773
Class B	21,454
Class C	36,601
Class IS	5,985
Administrative services fee	156,590
Transfer agent fees	32,864
Trustees' fees and expenses	2,008
Printing and postage expenses	13,496
Custodian and accounting fees	57,136
Registration and filing fees	29,835
Professional fees	12,595
Other	4,446

Total expenses	724,504
Less: Expense reductions	(4,768)
Expense reimbursements	(1,924)

Net expenses	717,812

Net investment income	7,197,105

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(489,736)
Foreign currency related transactions	(117,664)
Futures contracts	80,779

Net realized losses on investments	(526,621)
Net change in unrealized gains or losses on investments	3,099,608

Net realized and unrealized gains or losses on investments	2,572,987

Net increase in net assets resulting from operations	$9,770,092

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2006		Year Ended
	(unaudited)		June 30,2006

Operations
Net investment income		$7,197,105		$14,769,550
Net realized losses on investments		(526,621)		(2,761,638)
Net change in unrealized gains or losses
on investments		3,099,608		(3,090,927)

Net increase in net assets resulting from
operations		9,770,092		8,916,985

Distributions to shareholders from
Net investment income
Class A		(87,589)		(138,182)
Class B		(80,611)		(178,829)
Class C		(137,665)		(276,657)
Class I		(6,974,649)		(13,599,917)
Class IS		(107,917)		(310,623)

Total distributions to shareholders		(7,388,431)		(14,504,208)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	129,323	1,303,728	235,154	2,367,865
Class B	29,684	299,662	85,789	866,764
Class C	58,511	590,856	134,453	1,356,495
Class I	2,694,276	27,214,606	6,724,950	67,932,192
Class IS	12,248	123,624	160,555	1,615,994

		29,532,476		74,139,310

Net asset value of shares issued in
reinvestment of distributions
Class A	6,550	66,203	9,383	94,587
Class B	4,712	47,625	10,009	100,942
Class C	9,609	97,115	18,505	186,584
Class I	328,532	3,320,430	574,301	5,789,863
Class IS	4,587	46,360	17,616	177,820

		3,577,733		6,349,796

Automatic conversion of Class B shares
to Class A shares
Class A	2,062	20,765	7,342	73,955
Class B	(2,062)	(20,765)	(7,342)	(73,955)

		0		0

Payment for shares redeemed
Class A	(162,007)	(1,635,347)	(267,179)	(2,692,326)
Class B	(76,405)	(770,953)	(329,893)	(3,325,578)
Class C	(185,441)	(1,871,510)	(549,708)	(5,548,529)
Class I	(7,848,523)	(79,246,914)	(12,146,413)	(122,503,348)
Class IS	(51,842)	(523,121)	(1,004,687)	(10,153,512)

		(84,047,845)		(144,223,293)

Net decrease in net assets resulting
from capital share transactions		(50,937,636)		(63,734,187)

Total decrease in net assets		(48,555,975)		(69,321,410)
Net assets
Beginning of period		338,323,648		407,645,058

End of period		$289,767,673		$338,323,648

Undistributed (overdistributed) net
investment income		$(16,964)		$174,362

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Limited Duration Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.22% and declining to 0.17% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc. ("TAG"), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,924.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2006, EIS received $2,565 from the sale of Class A shares and $8,367 and $326 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended December 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$86,524,035	$50,850,248	$75,492,943	$78,895,266

At December 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial	Value at
		Contract	December 31,	Unrealized
Expiration	Contracts	Amount	2006	Loss

	260 2-Year U.S.
March 2007	Treasury Note Futures	$53,224,113	$53,048,125	$175,988

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At December 31, 2006, the Fund had open short futures contracts outstanding as follows:

		Initial	Value at
		Contract	December 31,	Unrealized
Expiration	Contracts	Amount	2006	Gain

	30 5-Year U.S.
March 2007	Treasury Note Futures	$3,173,052	$3,151,875	$21,177

	40 10-Year U.S.
March 2007	Treasury Note Futures	4,361,050	4,298,750	62,300

During the six months ended December 31, 2006, the Fund loaned securities to certain brokers. At December 31, 2006, the value of securities on loan amounted to $19,864,837. U.S. Government Agency securities with a market value of $20,262,134 were pledged to the Fund as collateral for the securities on loan.

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $308,388,875. The gross unrealized appreciation and depreciation on securities based on tax cost was $734,780 and $2,711,084, respectively, with a net unrealized depreciation of $1,976,304.

As of June 30, 2006, the Fund had $5,173,184 in capital loss carryovers for federal income tax purposes with $1,677,975 expiring in 2013 and $3,495,209 expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2006, the Fund incurred and elected to defer post-October losses of $1,837,224.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended December 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

30

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund's investment advisory agreement. (References below to the "Fund" are to Evergreen Limited Duration Fund; references to the "funds" are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund's advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's

31

ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment

32

ADDITIONAL INFORMATION (unaudited) continued

performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds' transfer agent had received Dalbar's Mutual Fund Service Award for services provided to shareholders and Dalbar's Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were

33

ADDITIONAL INFORMATION (unaudited) continued

consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

34

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos [4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris' initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92
Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564985 rv4  2/2007

Evergreen Short Intermediate Bond Fund

Evergreen

SHORT INTERMEDIATE BOND FUND

Semiannual Report
as of December 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND'S EXPENSES
9	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for the Evergreen Short Intermediate Bond Fund covering the six-month period ended December 31, 2006.

The domestic bond market delivered improved results in the final half of 2006. Fixed income investments recovered from the declines of the first half of the year - a slump that had been brought on by rising yields and falling bond prices. The anxieties that had weighed on the market earlier faded as oil prices began receding and the U.S. Federal Reserve Board (the "Fed") paused in its cycle of credit tightening and held short-term interest rates steady, which led to significantly improved performance. The stabilization of these factors also led to very strong performance in both the equity and high-yield corporate bond markets during the final six months of 2006.

Throughout the year, the nation's economic expansion proved more durable and persistent than many had expected. Gross Domestic Product grew at a brisk rate of 3.4%, despite some evidence of moderating in the second half of the year. Signs of slowing economic growth were most evident in the housing and automotive industries, but gains in personal consumption, government spending and an increase in exports fueled the continuing growth. As a result, employment levels continued to rise, which boosted consumer confidence. However, lower energy prices combined with the benefits of globalization and productivity-enhancing technology helped keep inflationary pressures in check. In its pronouncements, the Fed continued to express its concern for the potential risks of inflation. Fed governors, who continued to

1

LETTER TO SHAREHOLDERS continued

hold short-term rates in check, gave little indication that any reduction in short-term rates might be imminent and suggested that future decisions would continue to be dependent on subsequent reports on economic trends.

In this environment, short-term yields held steady and longer-term yields drifted lower during the six months. As a consequence, the yield curve - which reflects the difference between yields of short-term and long-term securities - flattened, and at times, inverted. Given this development, investors in government securities and investment-grade corporate debt found little benefit in extending duration. Shorter-term fixed income portfolios tended to outperform strategies emphasizing longer-maturity bonds. Against this favorable backdrop, managers of Evergreen's shorter-maturity bond funds pursued their funds' basic disciplines. The team managing Evergreen Adjustable Rate Fund, for example, focused on AAA-rated adjustable rate mortgages, while the managers of Evergreen Institutional Enhanced Income Fund pursued a strategy designed to generate a higher yield than that of a money market fund with only minimal price variability. Managers of Evergreen Ultra Short Opportunities Fund emphasized short maturity corporate bonds and mortgage securities, while the portfolio managers of Evergreen Limited Duration Fund maintained a portfolio of investments in shorter-maturity securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-range goals.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

• Effective April 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a "counterparty") to make required payments or otherwise to comply with the contract's terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund's prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

4

Notice to Shareholders:

• The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

• Effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

5

FUND AT A GLANCE

as of December 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

6-month return with
sales charge	0.74%	-1.23%	2.77%	N/A	N/A

6-month return w/o
sales charge	4.19%	3.77%	3.77%	4.29%	4.16%

Average annual return*

1-year with sales charge	0.76%	-1.70%	2.28%	N/A	N/A

1-year w/o sales charge	4.13%	3.28%	3.28%	4.31%	4.05%

5-year	3.74%	3.27%	3.62%	4.57%	4.31%

10-year	5.26%	5.20%	5.20%	5.68%	5.41%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2006, and subject to change.

7

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2006	12/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,041.90	$ 4.01
Class B	$ 1,000.00	$ 1,037.71	$ 8.12
Class C	$ 1,000.00	$ 1,037.71	$ 8.12
Class I	$ 1,000.00	$ 1,042.92	$ 2.99
Class IS	$ 1,000.00	$ 1,041.62	$ 4.32
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.27	$ 3.97
Class B	$ 1,000.00	$ 1,017.24	$ 8.03
Class C	$ 1,000.00	$ 1,017.24	$ 8.03
Class I	$ 1,000.00	$ 1,022.28	$ 2.96
Class IS	$ 1,000.00	$ 1,020.97	$ 4.28

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.78% for Class A, 1.58% for Class B, 1.58% for Class C, 0.58% for Class I and 0.84% for
Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.12	0.24	0.23	0.22	0.27	0.02
Net realized and unrealized gains or losses on investments	0.12	(0.26)	0.07	(0.25)	0.34	0

Total from investment operations	0.24	(0.02)	0.30	(0.03)	0.61	0.02

Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.24)	(0.24)	(0.27)	(0.02)
Net realized gains	0	0	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.13)	(0.25)	(0.24)	(0.25)	(0.29)	(0.02)

Net asset value, end of period	$ 5.95	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return [2]	4.19%	(0.31%)	4.99%	(0.41%)	10.42%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$66,806	$68,516	$83,691	$84,755	$93,989	$75,418
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.78% [3]	0.77%	0.73%	0.74%	0.67%	0.67% [3]
Expenses excluding waivers/reimbursements
and expense reductions	0.88% [3]	0.87%	0.88%	0.89%	0.74%	0.75% [3]
Net investment income (loss)	4.11% [3]	4.03%	3.69%	3.62%	4.35%	4.85% [3]
Portfolio turnover rate	32%	113%	154%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.10	0.20	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	0.12	(0.27)	0.08	(0.25)	0.35	0

Total from investment operations	0.22	(0.07)	0.25	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.19)	(0.19)	(0.22)	(0.02)
Net realized gains	0	0	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.11)	(0.20)	(0.19)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 5.95	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return [2]	3.77%	(1.15%)	4.11%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,309	$7,131	$10,343	$13,664	$21,249	$16,801
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.58% [3]	1.57%	1.58%	1.59%	1.57%	1.57% [3]
Expenses excluding waivers/reimbursements
and expense reductions	1.58% [3]	1.57%	1.58%	1.59%	1.59%	1.64% [3]
Net investment income (loss)	3.32% [3]	3.22%	2.83%	2.77%	3.45%	3.94% [3]
Portfolio turnover rate	32%	113%	154%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.10	0.19	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	0.12	(0.26)	0.08	(0.25)	0.35	0

Total from investment operations	0.22	(0.07)	0.25	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.19)	(0.19)	(0.22)	(0.02)
Net realized gains	0	0	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.11)	(0.20)	(0.19)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 5.95	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return [2]	3.77%	(1.15%)	4.11%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,871	$16,659	$21,359	$30,311	$39,936	$28,833
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.58% [3]	1.58%	1.58%	1.59%	1.57%	1.57% [3]
Expenses excluding waivers/reimbursements
and expense reductions	1.58% [3]	1.58%	1.58%	1.59%	1.59%	1.64% [3]
Net investment income (loss)	3.33% [3]	3.23%	2.83%	2.77%	3.44%	3.94% [3]
Portfolio turnover rate	32%	113%	154%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six MonthsEnded	YearEnded June 30,					Year Ended
	December 31, 2006						September 30,
CLASS I	(unaudited)	2006	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83

Income from investment operations
Net investment income (loss)	0.13	0.25	0.23	0.23	0.28	0.24	0.36
Net realized and unrealized gains or losses on
investments	0.12	(0.26)	0.08	(0.25)	0.34	(0.03)	0.35

Total from investment operations	0.25	(0.01)	0.31	(0.02)	0.62	0.21	0.71

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.25)	(0.25)	(0.28)	(0.23)	(0.36)
Net realized gains	0	0	0	(0.01)	(0.02)	(0.15)	0

Total distributions to shareholders	(0.14)	(0.26)	(0.25)	(0.26)	(0.30)	(0.38)	(0.36)

Net asset value, end of period	$ 5.95	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18

Total return	4.29%	(0.16%)	5.15%	(0.27%)	10.54%	3.63%	12.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$895,153	$986,859	$1,197,647	$1,150,215	$1,149,953	$822,835	$513,230
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.58% [2]	0.57%	0.58%	0.59%	0.57%	0.57% [2]	0.56%
Expenses excluding waivers/reimbursements
and expense reductions	0.58% [2]	0.57%	0.58%	0.59%	0.59%	0.58% [2]	0.57%
Net investment income (loss)	4.31% [2]	4.23%	3.84%	3.76%	4.44%	5.17% [2]	5.96%
Portfolio turnover rate	32%	113%	154%	149%	132%	138%	187%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,					Year Ended
	December 31, 2006						September 30,
CLASS IS	(unaudited)	2006	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83

Income from investment operations
Net investment income (loss)	0.12	0.24	0.22	0.21	0.27	0.22	0.34
Net realized and unrealized gains or losses on
investments	0.12	(0.26)	0.07	(0.24)	0.34	(0.02)	0.35

Total from investment operations	0.24	(0.02)	0.29	(0.03)	0.61	0.20	0.69

Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.23)	(0.24)	(0.27)	(0.22)	(0.34)
Net realized gains	0	0	0	(0.01)	(0.02)	(0.15)	0

Total distributions to shareholders	(0.13)	(0.25)	(0.23)	(0.25)	(0.29)	(0.37)	(0.34)

Net asset value, end of period	$ 5.95	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18

Total return	4.16%	(0.39%)	4.89%	(0.52%)	10.27%	3.43%	12.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,009	$15,562	$23,793	$17,507	$19,512	$16,601	$14,163
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.84% [2]	0.83%	0.83%	0.84%	0.83%	0.83% [2]	0.81%
Expenses excluding waivers/reimbursements
and expense reductions	0.84% [2]	0.83%	0.83%	0.84%	0.84%	0.83% [2]	0.83%
Net investment income (loss)	4.08% [2]	3.99%	3.61%	3.44%	4.22%	4.93% [2]	5.70%
Portfolio turnover rate	32%	113%	154%	149%	132%	138%	187%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.2%
FIXED-RATE 8.8%
FHLMC:
6.98%, 10/01/2020	$15,495,703	$16,384,382
7.30%, 12/01/2012	2,001,867	2,121,959
FNMA:
4.44%, 04/01/2013	3,885,617	3,746,485
4.83%, 02/01/2013	11,170,523	10,969,651
6.02%, 01/01/2009	3,173,547	3,189,310
6.14%, 02/01/2008	4,029,217	4,029,238
6.23%, 12/01/2008	37,091	37,380
6.26%, 03/01/2011	2,606,682	2,675,579
6.29%, 06/01/2011	3,347,395	3,458,007
6.37%, 01/01/2008	2,104,915	2,107,640
6.50%, 07/01/2011	2,438,010	2,538,968
6.69%, 06/01/2011	4,979,662	5,203,287
6.79%, 12/01/2007	3,011,873	3,018,910
6.82%, 12/01/2007	6,081,718	6,093,549
6.91%, 07/01/2009	9,164,710	9,408,026
6.97%, 11/01/2007	3,874,641	3,925,142
7.01%, 12/01/2010	4,164,010	4,365,237
7.02%, 07/01/2009	22,789	23,341
7.09%, 07/01/2009	3,749,548	3,861,686

		87,157,777

FLOATING-RATE 0.4%
FNMA, 7.26%, 12/01/2010	3,891,269	4,128,618

Total Agency Commercial Mortgage-Backed Securities
(cost $95,384,743)		91,286,395

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.9%
FIXED-RATE 6.9%
FHLMC:
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	7,951,041
Ser. 2709, Class PE, 5.00%, 12/15/2022	8,951,500	8,638,156
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	11,821,692
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,575,329
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,555,214
Ser. 2825, Class PM, 5.50%, 03/15/2030	50,000	49,778
Ser. 2929, Class PD, 5.00%, 09/15/2030	70,000	68,324
Ser. 3072, Class NK, 5.00%, 05/15/2031	75,579	74,486
Ser. 3138, Class PC, 5.50%, 06/15/2032	5,460,000	5,421,408
FNMA:
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	82,393
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	63,675	62,827
Ser. 2006-63, Class QE, 5.50%, 11/25/2032	13,960,000	13,830,056

		69,130,704

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 6.08%, 02/15/2027	$ 29,253	$29,662

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $69,699,167)		69,160,366

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 9.9%
FIXED-RATE 7.4%
FHLMC:
5.00%, 04/01/2021	2,700,935	2,654,566
5.48%, 05/01/2036	8,065,440	8,112,998
6.50%, 09/01/2019	5,215,098	5,341,516
FNMA:
4.64%, 03/01/2013	94,439	91,884
5.00%, 10/01/2020	24,949	24,535
5.43%, 04/01/2036	11,272,308	11,277,645
5.47%, 02/01/2036	11,030,764	11,076,303
5.71%, 09/01/2012	7,492,748	7,605,821
6.13%, 10/01/2008	62,041	62,398
6.20%, 05/01/2011	134,179	138,331
6.30%, 02/01/2011	2,235,428	2,309,808
6.35%, 02/01/2008	68,919	69,104
6.50%, 07/01/2017 - 08/01/2017	2,438,682	2,498,422
7.00%, 10/01/2007 - 08/01/2032	1,504,559	1,546,777
7.50%, 04/01/2030 - 03/01/2032	264,364	275,144
7.50%, 12/01/2030	4,923	5,140
FNMA 15 year, 5.00%, TBA #	13,165,000	12,942,841
FNMA 30 year, 6.00%, TBA #	5,855,000	5,895,253
GNMA, 8.05%, 06/15/2019 - 10/15/2020	1,031,044	1,094,984

		73,023,470

FLOATING-RATE 2.5%
FHLMC, 5.74%, 04/01/2036	8,618,548	8,686,234
FNMA:
5.63%, 06/01/2017	12,415	12,520
5.64%, 05/01/2036	57,822	58,075
5.87%, 07/01/2036	7,986,096	8,081,434
5.93%, 11/01/2036	8,258,414	8,323,526

		25,161,789

Total Agency Mortgage-Backed Pass Through Securities
(cost $98,059,863)		98,185,259

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.7%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $7,434,404)	7,136,844	7,099,121

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 2.6%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%,
09/25/2035	$ 25,000	$23,750
CSAB Mtge. Backed Trust, Ser. 2006-2, Class A3A, 5.80%, 09/25/2036	5,255,000	5,211,699
Deutsche Securities, Inc., Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	35,000	34,632
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	5,651,325
Lehman XS Trust, Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	45,000	43,838
Nomura Asset Acceptance Corp., Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,681,000	6,836,266
Vanderbilt Mtge. & Fin., Inc., Ser. 1997-B, Class 1A6, 7.60%, 06/07/2025	8,000,000	8,250,597

Total Asset-Backed Securities (cost $26,382,775)		26,052,107

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.6%
FIXED-RATE 9.7%
Banc of America Comml. Mtge., Inc., Ser. 2004-4, Class A6, 4.88%, 07/10/2042	8,950,000	8,704,355
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	4,927,253	4,807,799
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,215,621
Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	60,000	60,627
GE Capital Comml. Mtge. Corp., Ser. 2003-C1, Class A1, 3.09%, 01/10/2038	3,183,902	3,117,840
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%,
04/10/2040	12,725,000	12,535,371
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-Ml1, Class A2, 4.77%, 03/12/2039	65,000	63,278
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,380,667
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,730,209
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	3,893,716	3,787,899
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/15/2032	110,000	105,168
Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	60,000	56,565
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	85,681	83,668
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	4,423,384
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,244,861	6,299,390
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	18,490,000	17,348,923
Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	75,000	72,206
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A1, 3.40%,
07/15/2041	4,429,898	4,320,517

		96,113,487

FLOATING-RATE 2.9%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.09%,
10/15/2036 144A	5,000,000	5,412,627
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%,
01/10/2040	5,671,291	5,582,853
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	10,000,000	10,130,720
Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	70,000	70,625

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.30%, 07/15/2033 144A	$ 7,000,000	$7,692,312

		28,889,137

Total Commercial Mortgage-Backed Securities (cost $126,725,543)		125,002,624

CORPORATE BONDS 27.3%
CONSUMER DISCRETIONARY 5.0%
Automobiles 0.1%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,328,302

Media 2.5%
Comcast Corp.:
6.20%, 11/15/2008	870,000	884,157
6.75%, 01/30/2011	10,175,000	10,670,706
Time Warner, Inc., 6.875%, 05/01/2012	12,245,000	12,954,292

		24,509,155

Multi-line Retail 1.3%
May Department Stores Co., 7.45%, 09/15/2011	6,575,000	7,021,653
Target Corp., 5.875%, 07/15/2016	5,950,000	6,151,556

		13,173,209

Specialty Retail 1.1%
Home Depot, Inc., 5.40%, 03/01/2016	5,565,000	5,452,520
Lowe's Companies, Inc, 5.40%, 10/15/2016	5,225,000	5,160,900

		10,613,420

CONSUMER STAPLES 2.5%
Beverages 0.7%
Molson Coors Brewing Co., 6.375%, 05/15/2012	7,000,000	7,251,881

Food & Staples Retailing 0.8%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,496,796

Food Products 1.0%
General Mills, Inc., 6.00%, 02/15/2012	10,075,000	10,331,177

FINANCIALS 12.0%
Capital Markets 2.0%
Bank of New York Co., 7.30%, 12/01/2009 (p)	5,000,000	5,269,810
Franklin Resources, Inc., 3.70%, 04/15/2008	85,000	83,276
Legg Mason, Inc., 6.75%, 07/02/2008	10,015,000	10,217,413
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009 (p)	5,025,000	4,894,561
Northern Trust Corp., 7.10%, 08/01/2009	50,000	52,164

		20,517,224

Commercial Banks 2.8%
National City Corp.:
4.50%, 03/15/2010	10,250,000	9,983,654
6.20%, 12/15/2011	2,540,000	2,640,190
PNC Financial Services Group, Inc., 6.125%, 02/15/2009	3,400,000	3,458,582

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks continued
SunTrust Banks, Inc., 6.375%, 04/01/2011	$10,720,000	$11,157,666
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,013,428

		28,253,520

Consumer Finance 1.4%
American General Finance Corp., 3.875%, 10/01/2009	3,000,000	2,888,943
Caterpillar Financial Services Corp., 3.70%, 08/15/2008	85,000	82,925
General Electric Capital Corp., 6.125%, 02/22/2011	50,000	51,732
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,895,485
5.70%, 06/01/2011	6,000,000	6,109,584

		14,028,669

Diversified Financial Services 0.1%
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	862,266

Insurance 3.3%
Genworth Financial, Inc., 4.75%, 06/15/2009	10,810,000	10,710,040
MetLife, Inc., 5.00%, 06/15/2015	13,000,000	12,629,825
Prudential Financial, Inc., 5.10%, 09/20/2014	9,430,000	9,225,529

		32,565,394

Real Estate Investment Trusts 1.0%
Archstone-Smith Trust, 5.25%, 05/01/2015	25,000	24,571
Duke Realty Corp., 3.35%, 01/15/2008	10,060,000	9,828,147

		9,852,718

Real Estate Management & Development 0.7%
EOP Operating, LP:
6.80%, 01/15/2009	50,000	51,692
7.00%, 07/15/2011	6,300,000	6,824,361

		6,876,053

Thrifts & Mortgage Finance 0.7%
Washington Mutual, Inc., 5.00%, 03/22/2012	7,060,000	6,888,590

HEALTH CARE 1.2%
Health Care Providers & Services 0.9%
WellPoint, Inc., 5.00%, 01/15/2011	9,040,000	8,937,730

Pharmaceuticals 0.3%
Abbott Laboratories, 5.875%, 05/15/2016	50,000	51,594
Allergan, Inc., 5.75%, 04/01/2016	2,465,000	2,497,361

		2,548,955

INDUSTRIALS 1.1%
Road & Rail 1.1%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	11,025,000	11,302,367

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 0.8%
Chemicals 0.6%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	$ 6,000,000	$5,888,298

Paper & Forest Products 0.2%
International Paper Co., 5.85%, 10/30/2012	2,126,000	2,172,185

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.0%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,850,000	2,906,829
6.25%, 03/15/2011	8,515,000	8,799,035
Verizon Communications, Inc., 5.875%, 01/17/2012	8,440,000	8,559,190

		20,265,054

Wireless Telecommunication Services 1.8%
Cingular Wireless, 8.125%, 05/01/2012	5,760,000	6,488,628
Sprint Nextel Corp., 6.00%, 12/01/2016	11,310,000	11,043,288

		17,531,916

UTILITIES 0.9%
Electric Utilities 0.9%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,570,000	8,990,599

Gas Utilities 0.0%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	50,000	52,655

Total Corporate Bonds (cost $273,258,561)		272,238,133

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.8%
FHLMC:
3.50%, 04/01/2008	800,000	783,942
6.25%, 03/05/2012	1,675,000	1,677,576
FNMA:
3.00%, 02/26/2007	1,800,000	1,794,243
3.75%, 05/17/2007	1,250,000	1,243,704
4.75%, 01/02/2007	1,525,000	1,525,000
6.375%, 06/15/2009 (p)	890,000	918,745

Total U.S. Government & Agency Obligations (cost $8,274,850)		7,943,210

U.S. TREASURY OBLIGATIONS 22.4%
U.S. Treasury Notes:
2.00%, 01/15/2014 ##	5,463,600	5,309,084
3.00%, 02/15/2008 ##	15,475,000	15,147,379
3.375%, 11/15/2008 (p)	100,950,000	98,394,754
4.25%, 08/15/2015 (p)	7,220,000	6,988,736
7.50%, 11/15/2016 (p)	80,110,000	97,371,221

Total U.S. Treasury Obligations (cost $224,055,241)		223,211,174

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.2%
FIXED-RATE 1.3%
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	$ 13,380,000	$13,050,986

FLOATING-RATE 2.9%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%,
05/25/2035	7,800,000	7,622,908
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.87%,
06/25/2036	9,833,350	9,874,010
Washington Mutual, Inc., Ser. 2006-AR10, Class 1A1, 5.97%, 09/25/2036	11,217,933	11,318,557

		28,815,475

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $42,017,628)		41,866,461

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FLOATING-RATE 0.2%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 7.09%, 02/20/2021	260,073	259,404
Fund America Investors Corp., Ser. 1993-A, Class A5, 6.93%, 06/25/2023	823,520	828,419
Perpetual Savings Bank, Ser. 1990-1, Class 1, 6.67%, 04/01/2020	1,179,831	1,177,758

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $2,262,286)		2,265,581

YANKEE OBLIGATIONS - CORPORATE 1.2%
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,477,157)	11,595,000	12,365,128

	Shares	Value

MUTUAL FUND SHARES 1.7%
MFS Charter Income Trust	202,400	1,732,544
MFS Intermediate Income Trust	538,800	3,308,232
MFS Multimarket Income Trust	323,942	1,950,131
Putnam Master Intermediate Income Trust	380,595	2,443,420
Putnam Premier Income Trust	716,509	4,607,153
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	259,918	3,007,251

Total Mutual Fund Shares (cost $16,469,581)		17,048,731

SHORT-TERM INVESTMENTS 17.8%
REPURCHASE AGREEMENTS * 17.3%
Bank of America Corp., 5.33%, dated 12/29/06, maturing 01/02/07; maturity value
is $25,014,806 (pp)	$25,000,000	25,000,000
Cantor Fitzgerald & Co., 5.33%, dated 12/29/06, maturing 01/02/07; maturity
value is $25,014,806 (pp)	25,000,000	25,000,000
Citigroup Global Markets, Inc., 5.20%, dated 12/29/06, maturing 01/02/07;
maturity value is $25,014,444 (pp)	25,000,000	25,000,000
Goldman Sachs & Co., 5.34%, dated 12/29/06, maturing 01/02/07; maturity value
is $25,014,833 (pp)	25,000,000	25,000,000

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS * continued
Morgan Stanley, 5.35%, dated 12/29/06, maturing 01/02/07; maturity value is
$22,259,526 (pp)	22,246,302	$ 22,246,302
Nomura Securities, 5.35%, dated 12/29/06, maturing 01/02/07; maturity value is
$25,014,861 (pp)	25,000,000	25,000,000
UBS Securities LLC, 5.33%, dated 12/29/06, maturing 01/02/07; maturity value is
$25,014,806 (pp)	25,000,000	25,000,000

TIME DEPOSIT 0.5%
Barclays London, 5.43%, 01/02/07 (pp)	5,000,000	5,000,000

Total Short-term Investments (cost $177,246,302)		177,246,302

Total Investments (cost $1,179,748,101) 117.5%		1,170,970,592
Other Assets and Liabilities (17.5%)		(174,822,992)

Net Assets 100.0%		$ 996,147,600

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.
*	Collateralized by U.S. Government Agency Securities

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To be Announced

The following table shows the percent of long-term fixed income investments (excluding segregated cash) by credit quality based on Moody's and Standard & Poor's ratings as of December 31, 2006:

AAA	68.4%
AA	4.2%
A	14.0%
BBB	13.4%

100.0%

The following table shows the percent of long-term fixed income investments (excluding segregated cash) based on effective maturity as of December 31, 2006:

Less than 1 Year	4.6%
1 to 3 year(s)	24.6%
3 to 5 years	25.2%
5 to 10 years	44.3%
10 to 20 years	1.3%

100.0%

See Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,179,748,101) including $173,547,701 of
securities loaned	$1,170,970,592
Receivable for securities sold	31,177,610
Principal paydown receivable	127,261
Receivable for Fund shares sold	445,149
Dividends and interest receivable	9,289,175
Unrealized gains on total return swap transactions	48,513
Prepaid expenses and other assets	22,189

Total assets	1,212,080,489

Liabilities
Dividends payable	2,743,940
Payable for securities purchased	26,229,409
Payable for Fund shares redeemed	3,125,630
Payable for securities on loan	177,246,302
Demand note payable	1,036,221
Due to custodian bank	5,350,191
Advisory fee payable	54,350
Due to other related parties	16,470
Accrued expenses and other liabilities	130,376

Total liabilities	215,932,889

Net assets	$996,147,600

Net assets represented by
Paid-in capital	$1,028,185,680
Overdistributed net investment income	(3,569,935)
Accumulated net realized losses on investments	(19,739,149)
Net unrealized losses on investments	(8,728,996)

Total net assets	$996,147,600

Net assets consists of
Class A	$66,806,330
Class B	6,308,712
Class C	13,870,793
Class I	895,152,741
Class IS	14,009,024

Total net assets	$996,147,600

Shares outstanding (unlimited number of shares authorized)
Class A	11,227,631
Class B	1,060,249
Class C	2,331,137
Class I	150,439,032
Class IS	2,354,342

Net asset value per share
Class A	$5.95
Class A - Offering price (based on sales charge of 3.25%)	$6.15
Class B	$5.95
Class C	$5.95
Class I	$5.95
Class IS	$5.95

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2006 (unaudited)

Investment income
Interest	$25,063,483
Income from affiliate	693,834
Dividends	420,325

Total investment income	26,177,642

Expenses
Advisory fee	2,098,394
Distribution Plan expenses
Class A	104,136
Class B	33,429
Class C	76,785
Class IS	18,922
Administrative services fee	532,819
Transfer agent fees	233,087
Trustees' fees and expenses	10,882
Printing and postage expenses	20,243
Custodian and accounting fees	162,323
Registration and filing fees	27,104
Professional fees	20,511
Interest expense	837
Other	12,902

Total expenses	3,352,374
Less: Expense reductions	(16,652)
Expense reimbursements	(34,712)

Net expenses	3,301,010

Net investment income	22,876,632

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	78,427
Total return swap transactions	(18,949)

Net realized gains on investments	59,478
Net change in unrealized gains or losses on investments	21,666,360

Net realized and unrealized gains or losses on investments	21,725,838

Net increase in net assets resulting from operations	$44,602,470

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	December31, 2006		Year Ended
	(unaudited)		June 30,2006

Operations
Net investment income		$22,876,632		$51,666,014
Net realized gains or losses on
investments		59,478		(13,264,873)
Net change in unrealized gains or
losses on investments		21,666,360		(40,588,602)

Net increase (decrease) in net assets
resulting from operations		44,602,470		(2,187,461)

Distributions to shareholders from
Net investment income
Class A		(1,549,485)		(3,183,724)
Class B		(122,303)		(294,106)
Class C		(281,296)		(624,673)
Class I		(22,387,176)		(48,420,679)
Class IS		(334,081)		(748,794)

Total distributions to shareholders		(24,674,341)		(53,271,976)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	717,101	4,255,718	974,664	5,862,104
Class B	98,209	580,157	183,156	1,090,830
Class C	79,601	470,688	567,299	3,381,983
Class I	10,975,214	65,093,136	27,286,586	162,800,828
Class IS	283,658	1,678,260	1,253,442	7,482,708

		72,077,959		180,618,453

Net asset value of shares issued in
reinvestment of distributions
Class A	221,072	1,314,328	451,880	2,687,648
Class B	13,989	83,146	34,072	202,773
Class C	30,475	181,159	68,032	404,798
Class I	1,039,822	6,182,206	2,124,949	12,637,189
Class IS	35,474	210,862	75,108	446,687

		7,971,701		16,379,095

Automatic conversion of Class B
shares to Class A shares
Class A	41,156	243,493	114,383	681,397
Class B	(41,156)	(243,493)	(114,383)	(681,397)

		0		0

Payment for shares redeemed
Class A	(1,479,064)	(8,793,749)	(3,515,024)	(20,945,126)
Class B	(231,245)	(1,368,477)	(575,756)	(3,421,388)
Class C	(630,128)	(3,735,346)	(1,280,975)	(7,648,410)
Class I	(30,482,846)	(180,931,317)	(56,575,671)	(336,305,510)
Class IS	(628,207)	(3,727,236)	(2,560,553)	(15,325,838)

		(198,556,125)		(383,646,272)

Net decrease in net assets resulting
from capital share transactions		(118,506,465)		(186,648,724)

Total decrease in net assets		(98,578,336)		(242,108,161)
Net assets
Beginning of period		1,094,725,936		1,336,834,097

End of period		$996,147,600		$1,094,725,936

Overdistributed net investment
income		$(3,569,935)		$(1,772,226)

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

Tattersall Advisory Group, Inc. ("TAG"), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $34,712.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended December 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.04% of the Fund's average daily net assets.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2006, EIS received $204 from the sale of Class A shares and $10,455, and $945 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended December 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$242,389,756	$99,675,855	$263,907,884	$141,046,761

During the six months ended December 31, 2006, the Fund loaned securities to certain brokers. At December 31, 2006, the value of securities on loan and the total value of collateral received for securities loaned (including accrued interest) amounted to $173,547,701 and $188,195,321, respectively. Of the total value of collateral received for securities on loan, $177,246,302 represents cash collateral received and $10,949,019 represents the market value of U.S. Government Agency securities received as collateral.

At December 31, 2006 the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Gain

05/01/2007	$10,000,000	Agreement dated 11/07/2006 to receive
30 basis points and to receive the positive
spread return or pay the negative spread
return on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied by the	Lehman
		notional amount.	Brothers	$ 20,742

06/01/2007	$ 7,000,000	Agreement dated 11/15/2006 to receive
20 basis points and to receive the positive
spread return or pay the negative spread
return on the Lehman Brothers CMBS AAA
8.5+yr Index which are multiplied by the
		notional amount.	Citibank NA	$ 13,956

06/01/2007	$ 7,000,000	Agreement dated 11/27/2006 to receive
17.5 basis points and to receive the positive
spread return or pay the negative spread
return on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied by the	Lehman
		notional amount.	Brothers	$ 13,815

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,181,140,826. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,289,522 and $14,459,756, respectively, with a net unrealized depreciation of $10,170,234.

As of June 30, 2006, the Fund had $8,397,212 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2010	2012	2014

$170,921	$1,945,760	$959,410	$830,422	$4,490,699

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2006, the Fund incurred and elected to defer post-October losses of $10,066,927.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended December 31, 2006, the Fund had average borrowings outstanding of $14,203 (on an annualized basis) at an average rate of 5.89% and paid interest of $837.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

31

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of TAG or of EIMC, approved the continuation of the Fund's investment advisory agreements. (References below to the "Fund" are to Evergreen Short Intermediate Bond Fund; references to the "funds" are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund's advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions

32

ADDITIONAL INFORMATION (unaudited) continued

with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and TAG, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, TAG and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and TAG. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

33

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds' transfer agent had received Dalbar's Mutual Fund Service Award for services provided to shareholders and Dalbar's Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, TAG and EIMC's affiliates provide a comprehensive investment management service to the funds. They noted that EIMC and TAG formulate and implement an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and TAG were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and TAG, including services provided by EIS under its administrative services agreements with the funds.

34

ADDITIONAL INFORMATION (unaudited) continued

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had experienced relative underperformance compared to its Lipper peer group for the one-year period ended May 31, 2006. EIMC noted that, although the Fund's Class I shares (the Fund's oldest share class) had achieved a return relatively consistent with its benchmark (the Lehman Intermediate Government Credit Index), the Fund had underper-formed relative to its peer group due principally, in EIMC's view, to its typically longer portfolio duration. EIMC represented that it remained confident in the Fund's management team and investment approach.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Funds Family (consisting
of 51 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos [4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris' initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92
Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564986 rv4  2/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: February 27, 2007